As  filed  with  the  Securities  and  Exchange Commission on May 28, 1999.

                            Registration No. ________

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                   ----------

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                             Liberty Funds Trust VI
                          (formerly, Colonial Trust VI)
               (Exact name of Registrant as Specified in Charter)

                     One Financial Center, Boston, MA 02111
                    (Address of Principal Executive Offices)

                                 (617) 426-3750
                        (Area Code and telephone Number)
                                   ----------

                              Nancy L. Conlin, Esq.
                      Colonial Management Associates, Inc.
                              One Financial Center
                                Boston, MA 02111
                     (Name and Address of Agent for Service)
                                   ---------

 Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.
                                  ----------

           It is proposed  that this filing will become  effective  on
                      June 28, 1999 pursuant to Rule 488.

                                  ---------

                    Title of Securities Being Registered:
                 Shares of Beneficial Interest, no par value
                                  ----------

                             Liberty Funds Trust VI
                           (Newport Asia Pacific Fund)

                              Cross-Reference Sheet
                           as required by Rule 481(a)

Part A
Form N-14 Item                 Caption in Prospectus/Proxy Statement

    1                          Cross-Reference Sheet; Front Cover

    2                          Front Cover; Back Cover

    3 Cover Letter, Summary of the Combination; Reasons for the Combination; Tax Consequences of the Combination; Comparison of Investment Objectives, Policies and Restrictions; Principal Risk Factors

    4 Cover Letter, Summary of the Combination; Reasons for the Combination; Tax Consequences of the Combination; Comparison of Investment Objectives, Policies and Restrictions; Principal Risk Factors; Exhibit A

    5, 6 Summary of the Combination; Reasons for the Combination; Comparison of Investment Objectives, Policies and Restrictions; Principal Risk Factors; Summary of Expenses; Capitalization; Exhibit B

    7 General Information; Determination and Recommendation of the Trustees; Required Vote

    8                          General Information

    9                          Not Applicable

Part B
Form N-14 Item                 Caption in Statement of Additional Information

    10, 11                     Cover Page

    12, 13                     Not Applicable

    14                         Financial Statements

Part C
Form N-14 Item

    15                         Indemnification

    16                         Exhibits

    17                         Undertakings

                             LIBERTY FUNDS TRUST II
                              ONE FINANCIAL CENTER
                           BOSTON, MASSACHUSETTS 02111
                                1 (800) 426-3750


                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                          OF THE NEWPORT TIGER CUB FUND
                                September 9, 1999

Dear Shareholder:

         Newport Tiger Cub Fund (the "Fund"), a separate series of Liberty Funds Trust II ("Trust II"), will hold a Special Meeting of Shareholders on September 9, 1999 at the offices of Colonial Management Associates, Inc., the administrator of the Fund, One Financial Center, Boston, Massachusetts 02111. The meeting is being called for the purpose of voting on a proposal to reorganize the Fund into the Newport Asia Pacific Fund (the "Asia Pacific Fund"), a diversified portfolio of Liberty Funds Trust VI, which is referred to as the "Reorganization."

         If the Reorganization is approved by shareholders of the Fund, all of the assets of the Fund will be exchanged for shares of the Asia Pacific Fund as described in the accompanying Notice and Combined Proxy Statement/Prospectus. Your Fund shares would be exchanged for an equal dollar amount of Asia Pacific Fund shares with no tax impact to you. The investment objectives and policies of the Asia Pacific Fund are similar to the objectives and policies of the Fund. We have approved the Reorganization and recommend that shareholders vote in its favor.

         In light of the similarity in investment objective and policies, and the greater diversity in portfolio the Asia Pacific Fund can provide, we determined that the Reorganization is in the best interests of the Fund's shareholders. We encourage you to review the enclosed materials for all of the details. You should know that, if approved, the proposed Reorganization will not affect the value of your account or result in your paying any additional sales charge.

         The Fund's Board of Trustees urges you to vote FOR the proposed Reorganization. Please complete the enclosed proxy and return it as soon as possible in the envelope provided. To ensure that your votes are counted, you must vote, sign and return the enclosed proxy card. By promptly returning the proxy, you help avoid the necessity and expenses of follow-up mailings and telephone solicitations to assure a quorum. If you later decide to attend the meeting, you may revoke your proxy and vote your shares in person. If you have any questions, please call us at (800) 338-2550.

Respectfully,

The Board of Trustees of
LIBERTY FUNDS TRUST II

SHAREHOLDERS ARE URGED TO SIGN THE PROXY CARD AND MAIL IT IN THE POSTAGE PREPAID ENVELOPE SO AS TO ENSURE A QUORUM AT THE SPECIAL MEETING. YOU MAY ALSO SUBMIT YOUR VOTE ON THE PROPOSAL BY TELEPHONE, FACSIMILE, OR OVER THE INTERNET (www.proxyvote.com). TO VOTE BY TELEPHONE, PLEASE CALL (800) [ ]. YOUR PROXY MAY BE SENT BY FACSIMILE BY DIALING (800) [ ] BETWEEN THE HOURS OF 9:00 A.M.
AND 5:00 P.M., EASTERN TIME. IT IS IMPORTANT TO VOTE WHETHER YOU OWN FEW OR MANY SHARES.

                             LIBERTY FUNDS TRUST II
                              ONE FINANCIAL CENTER
                           BOSTON, MASSACHUSETTS 02111
                                1 (800) 426-3750
--------------------------------------------------------------------------------

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                                September 9, 1999

--------------------------------------------------------------------------------

         NOTICE IS HEREBY GIVEN that a Special Meeting of Shareholders (the "Special Meeting") of Newport Tiger Cub Fund (the "Fund"), a separate series of Liberty Funds Trust II, will be held at One Financial Center, Boston,
Massachusetts, 02111 on Thursday, September 9, 1999, at 2:00 p.m., for the following purposes:

         1. To approve or disapprove an Agreement and Plan of Reorganization by and between Liberty Funds Trust II, on behalf of the Fund, and Liberty Funds Trust VI, on behalf of the Newport Asia Pacific Fund (the "Plan"), and the transactions contemplated thereby.

         2. To transact any other business that may properly come before the Meeting or any adjournment or postponement of the Special Meeting.

The Trustees have fixed the close of business on June 28, 1999 as the record date for the determination of shareholders entitled to notice of and to vote at the Meeting or any adjournment or postponement thereof. The enclosed proxy is being solicited on behalf of the Trustees.

                                        By Order of the Board of Trustees,

                                        Nancy L. Conlin
                                        Secretary

Boston, Massachusetts
July 16, 1999

--------------------------------------------------------------------------------
IMPORTANT -- We urge you to sign and date the enclosed proxy card and return it in the enclosed addressed envelope which requires no postage and is intended for your convenience. You may also submit your vote on the proposal by telephone, facsimile, or over the Internet (www.proxyvote.com). To vote via telephone, please call (800) [ ]. Your proxy may be sent by facsimile by dialing (800) [ ] between the hours of 9:00 a.m. and 5:00 p.m. Eastern Time. If you can attend the Special Meeting and wish to vote your shares in person at that time, you will be able to do so.
--------------------------------------------------------------------------------

                            LIBERTY FUNDS TRUST II
                            LIBERTY FUNDS TRUST VI
                             ONE FINANCIAL CENTER
                          BOSTON, MASSACHUSETTS 02111
                               (800) 426-3750

                     COMBINED PROXY STATEMENT AND PROSPECTUS
                               Dated July 16, 1999

                                  INTRODUCTION

         This Combined Proxy Statement and Prospectus (the "Statement") is furnished in connection with the solicitation of proxies on behalf of the Board of Trustees of Liberty Funds Trust II ("Trust II"), a Massachusetts business trust, in connection with the Special Meeting of Shareholders of Newport Tiger Cub Fund (the "Fund") to be held at the offices of Trust II, One Financial Center, Boston, Massachusetts 02111 on Thursday, September 9, 1999 at 2:00 p.m., and at any adjournments and postponements thereof (collectively, the "Special Meeting"). At the Special Meeting, the shareholders of the Fund will be asked to approve:

         1. An Agreement and Plan of Reorganization by and between Trust II on behalf of the Fund and Liberty Funds Trust VI ("Trust VI") on behalf of Newport Asia Pacific Fund (the "Asia Pacific Fund"), and the transactions contemplated thereby.

         The Agreement and Plan of Reorganization is referred to herein as the "Plan" and the transactions contemplated thereby are referred to herein as the "Reorganization."

         Trust II and Trust VI are open-end management investment companies. The Fund and the Asia Pacific Fund are each managed by Newport Fund Management, Inc. The Board of Trustees of Trust II, including the non-interested Trustees (the "disinterested Trustees"), has unanimously determined that the Plan and the Reorganization are in the best interests of the Fund and its shareholders. In reaching that determination, the Board of Trustees considered the compatibility of the two funds' investment objectives, policies and portfolios, the greater diversity of the Asia Pacific Fund, the better investment performance record of the Asia Pacific Fund, the relative future growth prospects of the Fund and the Asia Pacific Fund, the proposed terms of the Reorganization, the tax-free status of the Reorganization and the ability of shareholders of the Fund to retain their exchange privileges for shares of other Liberty mutual funds.

         The Plan provides that on September 10, 1999 (the "Reorganization Date"), all of the portfolio securities and other assets of the Fund will be transferred to the Asia Pacific Fund, and the Asia Pacific Fund will assume all of the liabilities of the Fund. The Asia Pacific Fund will issue Class A shares of beneficial interest in the Asia Pacific Fund in an amount equal to the Fund's Class A shares. These shares will be distributed to the Fund's Class A shareholders in proportion to their holdings on the Reorganization Date. In the same manner, the Asia Pacific Fund will issue Class B, C and Z shares to the Fund that will be distributed to the Fund's Class B, C and Z shareholders in proportion to their respective holdings on the Reorganization Date. As a result of these transactions, shares of Class A, B, C and Z of the Fund will convert to the respective Class A, B, C and Z shares of the Asia Pacific Fund on a dollar-for dollar-basis. You will not pay a sales charge, nor will the exchange be a taxable event.

         Effective as of the close of business on August 6, 1999, the Fund's shares will no longer be available to new accounts or subsequent investments by existing shareholders.

         This Statement sets forth concisely the information that shareholders of the Fund should know before voting on the Plan (and the Reorganization contemplated thereby) and should be retained for future reference. The Plan is attached to this Statement as Exhibit A and is incorporated herein by reference.

         A Prospectus for the Asia Pacific Fund dated August 25, 1998, Revised May 14, 1999, as supplemented from time to time, which describes the investment objectives, programs, policies and risks of investing in the Asia Pacific Fund, accompanies this Statement. A Prospectus for the Fund, dated November 30, 1998, was previously provided to the shareholders of the Fund. Additional information concerning the Asia Pacific Fund is set forth in its Statement of Additional Information dated August 25, 1998, Revised June 1, 1999. Additional information concerning the Fund is set forth in its Statement of Additional Information dated November 30, 1998. Moreover, further information concerning the matters considered in this Statement is set forth in the Statement of Additional Information to this Statement, dated July 16, 1999. Each of these documents is on file with the Securities and Exchange Commission (the "SEC"), and is available without charge upon oral or written request by writing or calling Trust II at the address and telephone number shown above. The information contained in each of the Prospectuses and Statements of Additional Information referred to above is incorporated into this Statement by reference.

         The SEC maintains a website at http:\\www.sec.gov that contains the Prospectuses, Statements of Additional Information and other information regarding Trust II, Trust VI and other registrants that file electronically with the SEC.

         This Statement constitutes (i) the proxy statement of the Fund for the Special Meeting of Shareholders and (ii) the Prospectus for the Asia Pacific Fund shares, which have been registered with the SEC and are to be issued in connection with the Reorganization.

         The Notice, this Statement, and the accompanying proxy are expected to first be sent to shareholders of the Fund on or about July 16, 1999.

         THESE   SECURITIES  HAVE  NOT  BEEN  APPROVED  OR  DISAPPROVED  BY  THE
SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED ON THE ACCURACY OR ADEQUACY OF THIS STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

         NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS STATEMENT AND IN THE MATERIALS EXPRESSLY INCORPORATED HEREIN BY REFERENCE AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED ON AS HAVING BEEN AUTHORIZED BY TRUST II OR TRUST IV, OR THEIR RESPECTIVE INVESTMENT ADVISORS OR DISTRIBUTORS.

         VOTE REQUIRED: THE PROPOSAL FOR THE FUND MUST BE APPROVED BY THE AFFIRMATIVE VOTE OF A MAJORITY OF THE OUTSTANDING SHARES OF THE FUND.

                                     SUMMARY

         The following is a summary of certain background information relating to the proposed Reorganization, the parties thereto and the transactions contemplated thereby, and is qualified by reference to the more complete information contained elsewhere in this Statement and the Statement of Additional Information with respect to this Statement, the Prospectuses and Statements of Additional Information of the Fund and the Asia Pacific Fund, and the Plan, attached to this Statement as Exhibit A, all of which have been incorporated by reference into this Statement.

Proposed Reorganization and Plan

         Based on their evaluation of the relevant information presented to them, and in light of their fiduciary duties under federal and state law, the Board of Trustees of Trust II, including the non-interested Trustees, has unanimously concluded that the proposed Reorganization is consistent with the best interests of the shareholders of the Fund. The Board of Trustees of Trust II recommends the approval of the Plan and related transactions by the shareholders of the Fund at the Special Meeting.

         The Plan provides that at the Reorganization Date all of the portfolio securities and other assets of the Fund will be transferred to the Asia Pacific Fund, and the Asia Pacific Fund will assume all the liabilities of the Fund. The Asia Pacific Fund will issue to the Fund full and fractional Class A shares of beneficial interest in the Asia Pacific Fund having a total net asset value equal to the total net asset value of Class A shares of the Fund. In the same manner, the Asia Pacific Fund will issue Class B, C and Z shares to the Fund, each class having a total net asset value equal to the respective total net asset value of Class B, C and Z shares of the Fund. As a result of the Reorganization, each shareholder of the Fund will become a shareholder of the Asia Pacific Fund and will hold, immediately after the Closing Date, Class A, B, C and Z shares of the Asia Pacific Fund having a total net asset value equal to the total net asset value of the respective Class A, B, C and Z shares of the Fund held by the shareholder immediately before the Reorganization Date. The Reorganization is structured to be a tax-free reorganization, and therefore will not be a taxable event for shareholders of the Fund. For further information, see the discussion below of the Reorganization, which includes a description of the Plan.

Reasons for the Reorganization

         The purpose of the Reorganization is to allow shareholders of the Fund to become shareholders of the Asia Pacific Fund. The Board of Trustees of the Fund believes that the Reorganization offers the following benefits to shareholders of the Fund:

o Although the Asia Pacific Fund has been in operation for less than one year, it has outperformed the Fund. The table below shows the investment performance record of Class A shares (at net asset value) of the Asia Pacific Fund and the Fund.

                                                                      Total Cumulative Investment Return for
                                                                           Periods Ended March 31, 1999
                                                            One-Year          Since Inception       Since August 20, 1998
Asia Pacific Fund (8/20/98 Inception Date)                     N/A                 49.60%
Tiger Cub Fund (6/3/96 Inception Date)                       -20.78%              -43.75%


o The Asia Pacific Fund offers shareholders of the Fund an investment objective and investment policies that are substantially similar investment to those of the Fund and is managed by the same investment advisor, Newport Fund Management, Inc. (the "Advisor"). As a diversified Asian fund, the Asia Pacific Fund offers access to more markets, including, most notably Japan, than the Fund.

o The Asia Pacific Fund is more diversified than the Fund with respect to the size of the companies it may hold. The Fund concentrates its investments in small capitalization stocks. The Asia Pacific Fund invests in stocks of companies with capitalizations ranging from small to large. Market capital diversification as well as broader geographical diversification is expected to provide shareholders with a less volatile investment than the Fund.

o Shareholders of the Fund will invest in the Asia Pacific Fund on a dollar-for-dollar basis, without paying a sales charge, in a transaction that will not be a taxable event.

         For these reasons, the Board of Trustees of the Fund, including a majority of the disinterested Trustees, has determined that the Reorganization is consistent with the best interests of the Fund and its shareholders, that the terms of the Plan are fair and reasonable and that the interests of Fund shareholders will not be diluted as a result of the Reorganization.

Federal Income Tax Consequences of the Reorganization

         It is a condition of the closing of the Reorganization that counsel for the Fund has issued an opinion to the effect that the Reorganization will not give rise to the recognition of income, gain, or loss for federal income tax purposes to the Fund, the Asia Pacific Fund, or their respective shareholders.

Overview of the Fund and the Asia Pacific Fund

         The Asia Pacific Fund and the Fund each offers four classes of shares. Class A shares are offered with a sales charge and are subject to an annual asset-based service fee of 0.25% pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "1940 Act"). Class B shares are offered at net asset value and are subject to an annual asset-based service fee pursuant to Rule 12b-1 under the 1940 Act of 0.25%, a distribution fee of 0.75% and a contingent deferred sales charge upon redemptions made within four years of purchase not to exceed 5.00% (as a percentage of the redemption price). Class C shares are offered at net asset value, and are subject to an annual asset-based service fee pursuant to Rule 12b-1 under the 1940 Act of 0.25%, a distribution fee of 0.75% and a contingent deferred sales charge upon redemptions made within one year of purchase not to exceed 1.00% (as a percentage of the redemption price). Class Z shares are offered at net asset value, are not subject to a 12b-1 fee, a distribution fee and are only available to institutional investors.

         In the Reorganization, the Asia Pacific Fund will issue to the Fund Class A shares of the Asia Pacific Fund in an amount equal to the aggregate net asset value of the Fund's Class A shares. The Fund will immediately distribute these shares to the Fund's Class A shareholders in proportion to their holdings on the Reorganization Date. In the same manner, the Asia Pacific Fund will issue to the Fund's Class B, Class C and Class Z shareholders in proportion to their respective holdings on the Reorganization Date. As a result, Class A shareholders of the Fund will become Class A shareholders of the Asia Pacific Fund, Class B shareholders will become Class B shareholders of the Asia Pacific Fund, Class C shareholders will become Class C shareholders of the Asia Pacific Fund and Class Z shareholders will become Class Z shareholders of the Asia Pacific Fund.

         As shareholders of the Asia Pacific Fund, shareholders of the Fund will continue to have exchange privileges with other Liberty mutual funds. The Asia Pacific Fund's policies, procedures, and restrictions concerning share redemption and exchange, dividend payment, and the determination of net asset value are identical to those of the Fund, as set forth in the Prospectuses for the funds.

                       THE FUND AND THE ASIA PACIFIC FUND

         The investment objective and policies of each fund are similar and are set forth below. The discussion is qualified in its entirety by the disclosure that appears elsewhere in this Statement, and in the Prospectuses and Statements of Additional Information of the Fund and the Asia Pacific Fund. There can be no assurance that either fund will achieve its investment objective.

The Fund

The Fund seeks capital appreciation by investing primarily in equity securities of small companies located in the nine Tigers of Asia (Hong Kong, Singapore, South Korea, Taiwan, Malaysia, Thailand, Indonesia, The People's Republic of China and the Philippines) ("Small Company Tiger Securities").

The Fund seeks to invest in companies with consistently above-average earnings growth. Normally, the Fund will invest at least 65% of its total assets in Small Company Tiger Securities. The Fund may invest up to 35% of its total assets in equity securities of large companies located in the nine Tigers of Asia.

The Asia Pacific Fund

The Asia Pacific Fund normally invests at least 80% of its total assets in equity securities of companies whose principal activities are conducted in Asia or the Pacific Basin. Such countries or regions may include Australia, Hong Kong, India, Indonesia, Japan, Malaysia, New Zealand, the People's Republic of China, the Philippines, Singapore, South Korea, Taiwan and Thailand. Many of these countries do not have highly developed economies and securities markets (emerging market countries). Although the amount of the Asia Pacific Fund's assets invested in emerging market countries will vary over time, the Asia Pacific Fund may invest all of its assets in emerging markets securities. Under normal market conditions, the Asia Pacific Fund expects to invest its assets in a number of countries and issuers. A significant portion of the Asia Pacific Fund's assets will be invested in issuers whose principal activities are in Japan and Hong Kong (including Chinese issuers whose securities trade principally in Hong Kong markets).

The Asia Pacific Fund will not limit its investments to any particular type of company. The Asia Pacific Fund may invest in the equity securities of companies, large or small, whose earnings, the Advisor believes, are in a relatively strong growth trend, or in companies whose securities the Advisor believes are undervalued.

The Advisor determines where an issuer's principal activities are located by considering such factors as its country of organization, the principal trading market for its securities, the source of its revenues and the location of its assets.

Other Policies

Both the Fund and the Asia Pacific Fund may invest in foreign currency transactions, which includes the ability to purchase and sell (i) foreign currencies on a spot and forward basis, (ii) foreign currency futures contracts, and (iii) options on foreign currency futures contracts. Both funds may engage in repurchase agreements. Each fund limits the amount of its net assets that may be invested in securities that are illiquid, including repurchase agreements with maturities in excess of seven days to 15% of its net assets.

Operations of the Asia Pacific Fund Following the Reorganization

         As noted above, there are differences in the investment policies of the Fund and the Asia Pacific Fund. It is not expected, however, that the Asia Pacific Fund will revise its investment policies following the Reorganization to reflect those of the Fund. Based on its review of the investment portfolios of the Fund, however, the Advisor believes that most, if not all, of the assets of the Fund are and will be consistent with the investment policies of the Asia Pacific Fund and thus can be transferred to and held by the Asia Pacific Fund. If the Reorganization is approved, the Fund will sell, prior to the effective time of the Reorganization, any assets that are inconsistent with the Asia Pacific Fund's investment policies. The proceeds of any such sales will be held in temporary investments or reinvested in assets that qualify to be held by the Asia Pacific Fund. The possible need for the Fund to dispose of assets prior to the effective time of the Reorganization could result in selling securities at a disadvantageous time and could result in the Fund realizing losses that would not otherwise have been realized. The Advisor believes that any such losses would not be material. After the Reorganization, the Trustees and officers of

Trust VI and its Advisor, portfolio manager, distributor and other outside agents will continue to serve in their current capacities.

Comparative Fee Table

         The following tables set forth the current fees and expenses of the Fund and the Asia Pacific Fund and the pro forma expenses of the Asia Pacific Fund, assuming the Reorganization with the Fund occurs on September 10, 1999. Excluding extraordinary expenses, the current fees and expenses of the Asia Pacific Fund are expected to remain unchanged as a result of the Reorganization.

                                Annual Fund Operating Expenses
                           (As a percentage of average daily net assets)


The Fund
                                                         Class A            Class B             Class C            Class Z
Management and Administration Fee*                        0.38%              0.38%               0.38%              0.38%
12b-1 Fees                                                0.25               1.00                1.00               0.00
Other Expenses                                            1.62               1.62                1.62               1.62
                                                          ----               ----                ----               ----
Total Operating Expenses*                                 2.25%              3.00%               3.00%              2.00%
                                                          =====              =====               =====              =====

Asia Pacific Fund
                                                         Class A            Class B             Class C            Class Z
Management and Administration Fee**                       0.00%              0.00                0.00%              0.00%
12b-1 Fees                                                0.25               1.00                1.00               0.00
Other Expenses                                            1.90               1.90                1.90               1.90
                                                          ----               ----                ----               ----
Total Operating Expenses**                                2.15%              2.90%               2.90%              1.90%
                                                          =====              =====               =====              =====

Pro Forma Combined (i.e., shares of Asia Pacific Fund following Reorganization)
                                                         Class A            Class B             Class C            Class Z
Management and Administration Fee**                       0.00%              0.00                0.00%              0.00%
12b-1 Fees                                                0.25               1.00                1.00               0.00
Other Expenses                                            1.90               1.90                1.90               1.90
                                                          ----               ----                ----               ----
Total Operating Expenses**                                2.15%              2.90%               2.90%              1.90%
                                                          =====              =====               =====              =====

* The Advisor and Administrator have voluntarily agreed to waive or bear certain Fund expenses. Absent such arrangements, "Management and administration fees" would have been 1.40% for each class of shares and "Total operating expenses" would have been 3.27% for Class A shares, 4.02% for Class B and Class C shares and 3.02% for Class Z shares.
** The Advisor and Administrator have voluntarily agreed until further notice to bear a portion of the management fees and or expenses so that the Funds total annual operating expenses, excluding commissions, taxes, 12b-1 fees and any extraordinary expenses, will not exceed 1.90%. Absent such waiver, "Management and administration fees" and "other expenses" would have been 1.25% and 4.33%, respectively, for each Class of shares and "Total operating expenses" would be 5.83% for Class A shares, 6.58% for Class B and Class C shares and 5.58% for Class Z shares.

Examples

         The following examples show the cumulative transaction and operating expenses attributable to a hypothetical $1,000 investment in each Class of shares of the Fund, the Asia Pacific Fund and the pro forma combined results of the Reorganization for the periods specified, assuming a 5% annual return and, unless otherwise noted, redemption at the end of the period. The 5% return and expenses used in this example should not be considered indicative of actual or expected performance on expenses of the Fund or the Asia Pacific Fund. The pro forma example is for comparison purposes only and is not a representation of the Asia Pacific Fund's actual expenses for returns, either past or future.


The Fund
                        Class A                  Class B                        Class C                  Class Z
Period:                                    (1)            (2)             (1)             (2)
1 year                    $79               $80            $30             $40             $30             $20
3 years                   124               123             93              93(4)           93              63
5 years                   171               178            158             158             158             108
10 years                  301               314(3)         314(3)          332             332             233

Without voluntary fee reductions, the amounts would be $89, 152, $218 and $394 for Class A shares for 1, 3, 5 and 10 years, respectively; $90, $152, $226 and $406 for Class B shares assuming redemptions for 1, 3, 5 and 10 years, respectively; $40, $122, $206 and $406 for Class B shares assuming no redemptions for 1, 3, 5 and 10 years, respectively; $50, $122, $206 and $422 for Class C shares assuming redemptions for 1, 3, 5 and 10 years, respectively; $40, $122, $206 and $422 for Class C shares assuming no redemptions for 1, 3, 5 and 10 years, respectively; and $30, $93, $159 and $334 for Class Z shares for 1, 3, 5 and 10 years, respectively.

Asia Pacific Fund
                        Class A                  Class B                        Class C                  Class Z
Period:                                    (1)            (2)             (1)             (2)
1 year                    $78               $79            $29             $39             $29             $xx
3 years                   121               120             90              90(4)           90              xx
5 years                    xx                xx             xx              xx              xx              xx
10 years                   xx              xx(3)          xx(3)             xx              xx              xx

Without voluntary fee reductions, the amounts would be $112, $220, $xx and $xx for Class A shares for 1, 3, 5 and 10 years, respectively; $115, $223, $xx and $xx for Class B shares assuming redemptions for 1, 3, 5 and 10 years, respectively; $65, $193, $xx and $xx for Class B shares assuming no redemptions for 1, 3, 5 and 10 years, respectively; $75, $193, $xx and $xx for Class C shares assuming redemptions for 1, 3, 5 and 10 years, respectively; $65, $193, $xx and $xx for Class C shares assuming no redemptions for 1, 3, 5 and 10 years, respectively; and $xx, $xx, $xx and $xx for Class Z shares for 1, 3, 5 and 10 years, respectively

Pro Forma Example
                        Class A                  Class B                        Class C                  Class Z
Period:                                    (1)            (2)             (1)             (2)
1 year                    $xx               $xx            $xx             $xx             $xx             $xx
3 years                    xx                xx             xx            xx(4)             xx              xx
5 years                    xx                xx             xx              xx              xx              xx
10 years                   xx              xx(3)          xx(3)             xx              xx              xx

(1)    Assumes redemption at end of period.
(2)    Assumes no redemption.
(3) Class B shares automatically convert to Class A shares after approximately 8 years; therefore, years 9 and 10 reflect Class A share expenses.
(4) Class C shares do not incur a contingent deferred sales charge on redemptions after 1 year.

Comparison of Principal Risk Factors

         Because the Asia Pacific Fund's investment objective is similar to that of the Fund, the investment risks of the two funds are generally similar. These risks are those associated with funds that invest in securities whose principal activities are concentrated in one region. Certain differences are identified below. See the Prospectus of the Asia Pacific Fund, which accompanies this Statement, for a more detailed discussion of the investment risks of the Asia Pacific Fund.

         There can be no assurance that either the Fund or the Asia Pacific Fund will achieve its investment objective. Both the Asia Pacific Fund and the Fund concentrate their investments in equity securities of companies located in particular regions. The Fund focuses on the nine Tigers of Asia, and the Asia Pacific Fund invests in Asia and the Pacific Basin region. Therefore, each fund's investments are particularly susceptible to regional trends. The prices of the funds' securities, and therefore, the net asset value of the Fund and the Asia Pacific Fund may be adversely affected by negative economic or political events in any of the nine Tigers of Asia or in Asian and the Pacific Basin region. In addition, recent events in a number of the nine Tigers of Asia have highlighted the financial interdependence of the region and demonstrated that negative financial events in one such country may have far-reaching negative effects throughout the region. The uncertainty surrounding the effects of these events may negatively impact the return of the Fund and the Asia Pacific Fund and the value of the funds' shares.

         The risks of foreign investing are typically increased in less developed countries, which are sometimes referred to as emerging market countries. Political and economic structures in these countries may be new and developing rapidly, and may cause instability. Emerging market countries are also more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.

         The Fund and the Asia Pacific Fund may each invest in smaller, less established companies. Smaller companies are more likely than larger companies to have limited product lines, markets or financial resources, or to depend on a small, less experienced management team. Stocks of smaller companies may trade less frequently and in limited volume and their prices may fluctuate more than stocks of other companies. Stocks of smaller companies, therefore, may be more vulnerable to adverse developments than those of larger companies.

                                   * * *

PLEASE SEE THE PROSPECTUSES FOR THE FUND AND THE ASIA PACIFIC FUND FOR FURTHER INFORMATION CONCERNING EACH FUND'S INVESTMENT POLICIES AND RISKS.

                                   * * *

Fundamental Versus Non-fundamental Investment Limitations

         Neither the Fund nor the Asia Pacific Fund may change its fundamental investment limitations without the affirmative vote of the holders of a majority of its outstanding shares (as defined in the 1940 Act). However, investment limitations that are (i) not fundamental or (ii) "operating" policies of the Fund or the Asia Pacific Fund may be changed by their respective Boards of Trustees without shareholder approval. The fundamental policies of the Asia Pacific Fund are the same as those of the Fund. The fundamental policies of each fund are set forth in its Statement of Additional Information.

Purchase and Redemption Information, Exchange Privileges, Distributions and
   Pricing

         Each fund's policies, procedures, and restrictions concerning share purchase and redemption, exchange privileges and dividend payment and the determination of net asset value are identical, as set forth in the Prospectus for each fund. Please refer to the Prospectuses for further information on these subjects.

Forms of Organization

         The Asia Pacific Fund is a diversified portfolio of Trust VI, an open-end management investment company. Trust VI was organized as a Massachusetts business trust in 1991. The Fund is a separate series of Trust II, which was organized as a Massachusetts business trust in 1991. The Declaration of Trust for Trust VI and the Declaration of Trust for Trust II are substantially identical and should provide for no difference in the operation or administration of the funds. The respective Declarations of Trust are on file with the SEC.

Liability of Shareholders

         Under certain circumstances, shareholders may be held personally liable under Massachusetts law for obligations of each fund. To protect its shareholders, each Trust's Declaration of Trust, filed with the Commonwealth of Massachusetts, expressly disclaims the liability of its shareholders for acts or obligations of the respective fund. The Declaration of Trust requires notice of this disclaimer to be given in each note, bond, contract, instrument, certificate or undertaking made or issued by the Trustees or by any officers or officer. In the unlikely event a shareholder, based on the mere fact of being a shareholder, is held personally liable for a fund's obligations, a fund is required to indemnify the shareholder against all loss and expense arising from such liability, but only out of the assets of the particular series of shares of which he or she is or was a shareholder. Therefore, financial loss resulting from liability as a shareholder will occur only if a fund itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

Shareholder Meetings; Election of Members of the Board

         Massachusetts business trust law does not require investment companies to hold annual meetings of shareholders. The ability of shareholders to elect members of the Board of Trustees from time to time will not change as a result of the Reorganization.

Terms of Board Members

         The Declarations of Trust of Trust II and Trust VI each provides that, except in the event of death, resignation, or removal, Trustees elected by the respective Trust's shareholders or by the respective Trust's Trustees shall serve until the next meeting of shareholders called for the purpose of electing trustees. Each Trust's by-laws provide that a Trustee shall hold office until his or her successor is elected and qualified, or until his or her earlier death, resignation or removal.

Removal of Board Members

         Under the Declarations of Trust of Trust II and Trust VI, a Trustee can be removed, with or without cause, (i) by a majority vote of the Trustees then in office, or (ii) at any meeting called for that purpose, by a vote of the holders of two-thirds of the respective Trust's outstanding shares. Under the by-laws of each Trust, at any shareholder meeting at which a quorum is present, the affirmative vote of the holders of a majority of the votes entitled to be cast for the election of Trustees is needed to remove a Trustee from office, with or without cause.

Special Meetings of Shareholders

         The Declarations of Trust of Trust II and Trust VI each provide that shareholders' meetings of each Trust, or of any series or class thereof, may be called by the respective Board of Trustees or such other person or persons as may be specified in the by-laws and held from time to time for the purpose of taking action upon any matter requiring the vote or the authority of the shareholders of Trust II or Trust VI or any series or class or upon any other matter deemed by the Trustees to be necessary or desirable. Each Declaration of Trust also provides that shareholders are entitled to at least seven days' written notice of any meeting of shareholders. The by-laws of Trust II and Trust VI state that a meeting of the shareholders of Trust II or Trust VI or of any one or more series or classes of shares may be called at any time by the respective Board of Trustees, by the respective President or, if the Trustees and the President fail to call any meeting of shareholders for a period of thirty days after written application of one or more shareholders who hold at least ten percent of all outstanding shares of Trust II or Trust VI, if shareholders of all series are required under the respective Declaration of Trust to vote in the aggregate and not by individual series at such meeting, or of any series or class, if shareholders of such series or class are entitled under the Declaration of Trust to vote by individual series or class at such meeting, then such shareholders may call such meeting. If the meeting is a meeting of the shareholders of one or more series or classes of shares, but not a meeting of all shareholders of Trust II or Trust VI, then only the shareholders of such one or more series or classes shall be entitled to receive notice of and to vote at the meeting.

Liability of Board Members and Officers; Indemnification

         The Declarations of Trust for Trust II and Trust VI each provide that the respective Trustees will not be responsible or liable in any event for any neglect or wrongdoing of any officer, agent, employee, advisor or principal underwriter of Trust II or Trust VI, nor will any Trustee be responsible for the act or omission of any other Trustee. However, the terms of the Declaration of Trusts do not protect any Trustee against any liability to which such Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. Finally, each Declaration of Trust provides that every note, bond, contract, instrument, certificate, share or undertaking and every other act or thing whatsoever executed or done by or on behalf of Trust II or Trust VI or the respective Trustees or any of them in connection with Trust II or Trust VI will be conclusively deemed to have been executed or done only in or with respect to their or his or her capacity as Trustees of Trust II or Trust VI executed or done by or on behalf of Trust II or Trust VI or the respective Trustees, and such Trustees or Trustee will not be personally liable thereon.

         Each Declaration of Trust provides that each Trust will indemnify each of its respective Trustees and officers (including persons who serve at the request of each Trust as Trustees, officers or trustees of another organization in which Trust II or Trust VI has any interest as a shareholder, creditor or otherwise) (hereinafter referred to as a "Covered Person") against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees reasonably incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, except that no Covered Person shall be indemnified against any liability to Trust II or Trust VI or its shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

Voting Rights of Shareholders

         Each Trust's respective Declaration of Trust grants shareholders the power to vote only with respect to: (i) the election of trustees; (ii) the approval of any investment advisory contract; (iii) the termination of the respective trust or any series thereof; (iv) any amendments to the Declaration of Trust; (v) the approval of any merger, consolidation or sale of assets; (vi) whether or not a court action, proceeding or claim should or should not be brought or maintained derivatively or as a class action on behalf of the respective trust or a series thereof; or (vii) any matters relating to Trust II or Trust VI as may be required by law or the Declaration of Trust, the by-laws, or any registration of Trust II or Trust VI with the SEC or any state.

Certain Service Provider Arrangements

         Investment Advisory Fees. Newport Fund Management, Inc. ("Newport") a Virginia corporation, with offices at 580 California Street, Suite 1960, San Francisco, California 94104, serves as the investment advisor to the Fund pursuant to an investment advisory agreement that became effective on June 3, 1996. Newport also serves as investment advisor to the Asia Pacific Fund pursuant to an investment advisory agreement that became effective on August 25, 1998. Newport is a wholly owned indirect subsidiary of Liberty Financial Companies, Inc. ("LFC"), which in turn is a majority owned indirect subsidiary of Liberty Mutual Insurance Company ("Liberty Mutual"). Liberty Mutual is an underwriter of workers' compensation insurance and a property and casualty insurer in the United States.

         The fees to which each fund is subject for investment management services is set forth below:

--------------------- ----------------------------------------------------------
    Fund                  Management Fee (% of Average Daily Net Asset Value)
--------------------- ----------------------------------------------------------
Tiger Cub Fund                            1.15%
Asia Pacific Fund                         1.00%

         Administrator. Colonial Management Associates, Inc. ("CMA") serves as administrator to both the Fund and the Asia Pacific Fund. CMA is an indirect subsidiary of LFC.

         Distributor. Liberty Funds Distributor, Inc. serves as the distributor for both the Fund and the Asia Pacific Fund.

         Transfer Agent, Accounting Agent and Shareholder Servicing Agent. Liberty Funds Services, Inc., a wholly-owned indirect subsidiary of Liberty Mutual, serves as the shareholder services and transfer agent to both the Fund and the Asia Pacific Fund.

         Custodial Services. Chase Manhattan Bank serves as the custodian for both the Fund and Asia Pacific Fund.

                     MATTERS TO BE VOTED UPON AT THE MEETING

Approval or Disapproval of the Agreement and Plan of Reorganization between Liberty Funds Trust II, Acting on Behalf of Newport Tiger Cub Fund, and Liberty Funds Trust VI, Acting on Behalf of Newport Asia Pacific Fund, and of the Transactions Contemplated Therein.

         The terms and conditions under which the Reorganization may be consummated are set forth in the Plan. Significant provisions of the Plan are summarized below. However, this summary is qualified in its entirety by reference to the Plan, a copy of which is attached as Exhibit A to this Statement and incorporated by reference into this Statement.

Description of the Plan

The Plan provides for the Reorganization on the following terms:

o The Plan provides that at the Closing Date (as defined in the Plan) all of the portfolio securities and other assets of the Fund will be transferred to the Asia Pacific Fund, and the Asia Pacific Fund will assume all of the liabilities of the Fund.

o The net asset values of the Fund and the Asia Pacific Fund will be computed as of the close of the New York Stock Exchange (normally 4:00 p.m. Eastern Time) on the Closing Date.

o The Asia Pacific Fund will issue to the Fund Class A shares of the Asia Pacific Fund in an amount equal to the aggregate net asset value of the Fund's Class A shares. As part of the liquidation of the Fund, the Fund will immediately distribute those shares to Class A shareholders of record of the Fund in proportion to their holdings on the Closing Date. In the same manner, Asia Pacific Fund will issue to the Fund Class B, Class C and Class Z shares that will be distributed to the Fund's Class B, Class C and Class Z shareholders in proportion to their respective holdings on the Closing Date. As a result, Class A shareholders of the Fund will become Class A shareholders of the Asia Pacific Fund, Class B shareholders of the Fund will become Class B shareholders of the Asia Pacific Fund, Class C shareholders of the Fund will become Class C shareholders of the Asia Pacific Fund and Class Z shareholders of the Fund will become Class Z shareholders of the Asia Pacific Fund.

o On completion of the Reorganization, an open account will be established on the books of the Asia Pacific Fund in the name of each shareholder of record of the Fund. Certificates representing shares in the Asia Pacific Fund will not be physically issued. As promptly as practicable after the consummation of the Reorganization, the Fund will be terminated as a separate series of Trust II under the laws of the Commonwealth of Massachusetts. After the Closing Date, the Fund will not conduct any business except in connection with its ceasing its operations and liquidating.

Board Consideration

The Board of Trustees of Trust II approved the Reorganization at a meeting held on April 29, 1999. The Board of Trustees of Trust II reviewed information relating to (i) the similarity in investment objective and policies, (ii) the greater diversification the Asia Pacific Fund is allowed in choosing securities in Asian markets, (iii) comparisons of expense ratios and management fees, (iv) the similarity in shareholder services, (v) the relative performance records, including total return and relative peer group rankings as compiled by Lipper Analytical Services, Inc., of the two funds, (vi) the relative prospects of the two funds to generate additional sales in the future, (vii) the expected tax consequences to shareholders of the Fund, (viii) the estimated expenses of the Reorganization to be paid by the Fund and absorbed indirectly by shareholders of the Fund, and (ix) the overall reduction in expense ratios realized by the shareholders.

         The Board determined to recommend that shareholders of the Fund approve the transaction in light of the compatibility of the Fund's and the Asia Pacific Fund's investment objectives, policies and portfolios, the better investment performance record of the Asia Pacific Fund, the greater flexibility in investment choices available to the Asia Pacific Fund, the relative future growth prospects of the Fund and the Asia Pacific Fund, the proposed terms of the Reorganization, the tax-free status of the Reorganization, and the ability of shareholders of the Fund to maintain the same purchase, redemption and exchange privileges, distribution options and pricing.

         Because each Fund shareholder will receive shares of the Asia Pacific Fund having an aggregate net asset value equal to that of their Fund shares (after payment by the Fund of its expenses in connection with the Reorganization), the Board determined that the shareholders will not suffer any dilution as a result of the Reorganization.

         The Board believes that the proposed arrangements are in the best interests of the shareholders of the Fund and recommends that the shareholders of the Fund vote "FOR" the Reorganization.

         Similarly, at a meeting of the Board of Trustees of Trust VI, the Board of Trustees, acting on behalf of the Asia Pacific Fund, considered the proposed Reorganization with respect to the Asia Pacific Fund. Based on their evaluation of the relevant information provided to them, and in light of their fiduciary duties under federal and state law, the Board of Trustees unanimously determined that (a) the proposed Reorganization would be in the best interests of the Asia Pacific Fund and its shareholders, and (b) the interests of the existing Asia Pacific Fund shareholders will not be diluted as a result of the proposed Reorganization.

                                 CAPITALIZATION

         Because the Fund will be combined in the Reorganization with the Asia Pacific Fund, the total capitalization of the Asia Pacific Fund after the Reorganization is expected to be greater than the current capitalization of either the Fund or the Asia Pacific Fund. The following table sets forth as of June 1, 1999: (i) the capitalization of Class A shares, Class B shares, Class C shares and Class Z shares of the Fund; (ii) the capitalization of Class A shares, Class B shares, Class C shares and Class Z shares of the Asia Pacific Fund; and (iii) the pro forma capitalization of Class A shares, Class B shares, Class C shares and Class Z shares of the Asia Pacific Fund as adjusted to give effect to the Reorganization. If the Reorganization is consummated, the capitalization of the Asia Pacific Fund is likely to be different at the Closing Date as a result of daily share purchase and redemption activity in the Fund and the Asia Pacific Fund.

-------------------------------------- ------------------------ ------------------------- ----------------------------
                                                                                               Asia Pacific Fund
                                           Tiger Cub Fund          Asia Pacific Fund               Pro Forma
-------------------------------------- ------------------------ ------------------------- ----------------------------
Total Net Assets
Net Asset Value Per Share
Class A
Class B
Class C
Class Z

Shares Outstanding
Class A
Class B
Class C
Class Z
-------------------------------------- ------------------------ ------------------------- ----------------------------

                         FEDERAL INCOME TAX CONSEQUENCES

         It is anticipated that the Reorganization will be tax-free for federal tax purposes. It is a condition to the consummation of the Reorganization that Trust II, on behalf of the Fund, and Trust VI, on behalf of the Asia Pacific Fund, receive an opinion of counsel substantially to the effect that for federal income tax purposes: (i) no gain or loss will be recognized by the Fund upon the transfer of its assets to the Asia Pacific Fund in exchange for shares of the Asia Pacific Fund and the assumption by the Asia Pacific Fund of the liabilities of the Fund or upon the distribution of shares of the Asia Pacific Fund by the Fund to its shareholders in liquidation; (ii) no gain or loss will be recognized by the shareholders of the Fund upon the exchange of their shares in the Fund for Asia Pacific Fund shares; (iii) the basis of the Asia Pacific Fund shares a shareholder of the Fund receives in connection with the Reorganization will be the same as the basis of his or her shares of the Fund exchanged therefor; (iv) a Fund shareholder's holding period for his or her shares in the Asia Pacific Fund will be determined by including the period for which he or she held the Fund shares exchanged therefor, provided that he or she held such Fund shares as capital assets; (v) no gain or loss will be recognized by the Asia Pacific Fund upon the receipt of the assets of the Fund in exchange for the Asia Pacific Fund shares and the assumption by the Asia Pacific Fund of the liabilities of the Fund; (vi) the basis in the hands of the Asia Pacific Fund of the assets of the Fund transferred to the Asia Pacific Fund will be the same as the basis of such assets in the hands of the Fund immediately prior to the transfer; and (vii) the holding periods of the assets of the Fund in the hands of the Asia Pacific Fund will include the period during which such assets were held by the Fund.

         Neither the Fund nor the Asia Pacific Fund has sought a tax ruling from the Internal Revenue Service (the "IRS"). The opinion of counsel is not binding on the IRS and does not preclude the IRS from adopting a contrary position. Shareholders should consult their own tax advisers concerning the potential tax consequences to them, including foreign, state and local income tax consequences.

                     INFORMATION RELATING TO VOTING MATTERS

General Information

         This Statement is being furnished in connection with the solicitation of proxies by the Board of Trustees of Trust II in connection with the Special Meeting of the Fund's shareholders. It is expected that the solicitation of proxies will be primarily by mail. Officers and service contractors of Trust II may also solicit proxies by telephone, fax, or personal interview. Any shareholder giving a proxy may revoke it at any time before it is exercised by submitting to Trust II a written notice of revocation or a subsequently executed proxy or by attending the Special Meeting and voting in person.

         The cost of preparing, printing and mailing the enclosed combined proxy statement and prospectus, accompanying notice and proxy statement and all other costs in connection with the solicitation of proxies will be paid by the Fund, including any additional solicitation made by letter, telephone or telegraph. In addition to solicitation by mail, certain officers and representatives of Trust II, officers and employees of the Advisor and certain financial services firms and their representatives, who will receive no extra compensation for their services, may solicit proxies by telephone, telegram or personally.

         Shareholder Communications Corporation ("SCC") has been engaged to assist in the solicitation of proxies. As the Special Meeting date approaches, certain shareholders of the Fund may receive a telephone call from a representative of SCC if their vote has not yet been received. Authorization to permit SCC to execute proxies may be obtained by telephonic or electronically transmitted instructions from shareholders of the Fund. Proxies that are obtained telephonically will be recorded in accordance with the procedures set forth below. The Trustees believe that these procedures are reasonably designed to ensure that the identity of the shareholder casting the vote is accurately determined and that the voting instructions of the shareholder are accurately determined. The cost of this assistance is expected to be approximately $[ ] and, as stated above, will be borne by the Fund.

         In all cases where a telephonic proxy is solicited, the SCC representative is required to ask for each shareholder's full name, address, social security or employer identification number, title (if the shareholder is authorized to act on behalf of an entity, such as a corporation), and the number of shares owned and to confirm that the shareholder has received the proxy statement card in the mail. If the information solicited agrees with the information provided to SCC, then the SCC representative has the responsibility to explain the process, read the proposals listed on the proxy card, and ask for the shareholder's instructions on each proposal. The SCC representative, although he or she is permitted to answer questions about the process, is not permitted to recommend to the shareholder how to vote, other than to read any recommendation set forth in the proxy statement. SCC will record the shareholder's instructions on the card. Within 72 hours, SCC will send the shareholder a letter or mailgram to confirm his or her vote and asking the shareholder to call SCC immediately if his or her instructions are not correctly reflected in the confirmation.

         If the shareholder wishes to participate in the Special Meeting, but does not wish to give his or her proxy by telephone, the shareholder may still submit the proxy card originally sent with the proxy statement or attend in person. Should shareholders require additional information regarding the proxy or replacement proxy cards, they may contact SCC toll-free at (800) [ ]. Any proxy given by a shareholder, whether in writing or by telephone, is revocable.

         Only shareholders of record at the close of business on June 28, 1999, will be entitled to vote at the Special Meeting. On that date there were outstanding and entitled to be voted [ .000] shares of the Fund. Each share is entitled to one vote and each fractional share is entitled to the proportional fraction of a vote.

         If the accompanying proxy is executed and returned in time for the Special Meeting, the shares covered thereby will be voted in accordance with the proxy on all matters that may properly come before the Special Meeting or any adjournment of the Special Meeting. For information on adjournment of the Special Meeting, see "Quorum" below.

Shareholder and Board Approvals

         The vote of the  shareholders  of the Asia  Pacific  Fund is not  being solicited because their approval or consent is not required for the Reorganization to be consummated. On June 28, 1999, the name, address, and share ownership of the persons who beneficially owned 5% or more of any of the Fund's outstanding shares, and the percentage of shares that would be owned by such persons upon consummation of the Reorganization based upon their holdings and outstanding shares at June 28, 1999 are as follows:

                                                                                Share Ownership of
                                         Share Ownership of                     the Asia Pacific Fund
Name/Address                             the Fund                               After the Reorganization



         On June 28, 1999, the name, address, and share ownership of the persons who beneficially owned 5% or more of the outstanding shares of the Asia Pacific Fund and the percentage of shares that would be owned by such persons upon consummation of the Reorganization based upon their holdings and outstanding shares at June 28, 1999, are as follows:

                                                                                Share Ownership of
                                         Share Ownership of                     the Asia Pacific Fund
Name/Address                             the Asia Pacific Fund                  After the Reorganization



         On June 28, 1999, the Trustees and officers of Trust II, as a group, beneficially owned ________ shares of the Fund, which were approximately __% of the Fund's shares then outstanding. As of June 28, 1999, the Trustees and officers of Trust VI, as a group, owned ________ shares of the Asia Pacific Fund, which were approximately ___% of that fund's shares then outstanding.

Quorum and Required Vote

         Each share of the Fund is entitled to one vote. Approval of the above proposal requires the affirmative vote of a majority of the shares of the Fund outstanding and entitled to vote. For this purpose, a majority of the outstanding shares of the Fund means the vote of the lesser of:

(1) 67% or more of the shares present at the Special Meeting, if the holders of more than 50% of the shares of the Fund are present or represented by proxy, or

(2)    more than 50% of the outstanding shares of the Fund.

       Shares of the Fund represented in person or by proxy, including shares which abstain or do not vote with respect to the proposal, will be counted for purposes of determining whether there is a quorum at the meeting. Accordingly, an abstentation from voting has the same effect as a vote AGAINST the proposal.

       However, if a broker or nominee holding shares in "street name" indicates on the proxy card that it does not have discretionary authority to vote on the proposal, those shares will NOT be considered present and entitled to vote on the proposal. Thus, a "broker non-vote" has NO EFFECT on the voting in determining whether the proposal has been adopted in accordance with clause (1) above, it more than 50% of the outstanding shares (excluding the "broker non-votes") are present or represented. However, for purposes of determining whether the proposal has been adopted in accordance with clause (2) above, a "broker non-vote" has the same effect as a vote AGAINST the proposal because shares represented by a "broker non-vote" are considered to be outstanding shares.

       If the required approval of shareholders is not obtained, the Fund will continue to engage in business as a separate mutual fund and the Board of Trustees of Trust II will consider what further action may be appropriate.

         The presence at the Special Meeting, in person or by proxy, of the holders of a majority of the shares of the Fund entitled to be cast shall be necessary and sufficient to constitute a quorum for the transaction of business. In the event that the necessary quorum to transact business or the vote required to approve the Proposal is not obtained at the Special Meeting, the persons named as proxies may propose one or more adjournments of the Special Meeting to permit further solicitation of proxies. Any such adjournment as to a matter will require the affirmative vote of the holders of a majority of the Fund's shares present in person or by proxy at the Special Meeting. The persons named as proxies will vote in favor of such adjournment those proxies which they are entitled to vote in favor and will vote against any such adjournment those proxies to be voted against the Proposal. If no shareholder entitled to vote is present in person or by proxy, any officer present to preside or act at the Special Meeting as Secretary may also adjourn the meeting.

                             ADDITIONAL INFORMATION

         The Fund and the Asia Pacific Fund are subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act, as applicable, and, in accordance with such requirements, file proxy materials, reports, and other information with the SEC. These materials can be inspected and copied at the Public Reference Facilities maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549 and at the offices of the Fund and the Asia Pacific Fund listed on the first page of this Statement. Copies of such materials can also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549, at prescribed rates, or at no charge from the EDGAR database on the SEC's website at "www.sec.gov."

Board Members and Officers

         The current Trustees and officers of Trust VI will continue to serve as Trustees and officers of Trust VI following the Reorganization. The current Trustees and officers of Trust II will not continue to serve in such positions as they relate to the Fund following the Reorganization, except to the extent that action may be required of them in connection with the winding up of the affairs of the Fund.

Financial Information of the Fund

         Financial information about the Fund for the fiscal year ended August 31, 1998 is contained in the Annual Report to Shareholders and for the period ended February 28, 1999 is contained in the Semi-Annual Report to shareholders that was recently distributed to shareholders of the Fund. The Annual Report to Shareholders is incorporated by reference into the Statement of Additional Information to this Statement dated July 16, 1999.

Financial Information of the Asia Pacific Fund

         Below is financial information about the Asia Pacific Fund for the period ended December 31, 1998. It is based on a single share outstanding through such period. This information is derived from financial statements for such period. The data should be read in conjunction with the financial statements and related notes, which are included in the Semi-Annual Report to Shareholders which is incorporated by reference into the Statement of Additional Information to this Statement.

                            [INSERT FINANCIAL TABLES]

                              FINANCIAL STATEMENTS

         The financial statements of the Fund for the most recent fiscal year end, August 31, 1998, which are included in the Prospectus and Statement of Additional Information and in the Statement of Additional Information related to this Statement, have been audited by PricewaterhouseCoopers L.L.P. independent accountants for the Fund, and to the extent indicated in their report thereon, incorporated by reference or included in such Prospectus and Statement of Additional Information. Such audited financial statements included in such Prospectus and Statement of Additional Information have been included in reliance upon such reports given upon the authority of such firm as an expert in accounting and auditing.

                                 OTHER BUSINESS

         The Board of Trustees of Trust II knows of no other business to be brought before the Special Meeting. However, if any other matters properly come before the Special Meeting, it is the intention that proxies that do not contain specific restrictions to the contrary will be voted on such matters in accordance with the judgment of the persons named in the enclosed form of proxy.

                              SHAREHOLDER INQUIRIES

         Shareholder inquiries may be addressed to the Fund in writing at the address on page 1 of this Statement or by telephoning (800) 426-3750.

                            PROPOSALS OF SHAREHOLDERS

         Shareholders wishing to submit proposals for inclusion in a proxy statement or a shareholder meeting subsequent to the Special Meeting, if any, should send their written proposals to the Secretary of Trust II, One Financial Center, 11th Floor, Boston, MA 02111, within a reasonable time before the solicitation of proxies for such meeting. Pursuant to its by-laws, Trust II does not generally, and has no present intention to, hold annual meetings of shareholders. The timely submission of a proposal does not guarantee its inclusion.

SHAREHOLDERS WHO DO NOT EXPECT TO BE PRESENT AT THE SPECIAL MEETING ARE URGED TO DATE AND SIGN THE ENCLOSED PROXY AND PROMPTLY RETURN IT IN THE ENCLOSED ENVELOPE WHICH IS ADDRESSED FOR YOUR CONVENIENCE AND NEEDS NO POSTAGE IF MAILED IN THE UNITED STATES. IN ORDER TO AVOID THE EXPENSE OF FURTHER SOLICITATION, WE ASK YOUR COOPERATION IN COMPLETING AND RETURNING YOUR PROXY PROMPTLY.

         By Order of the Board of Trustees


         Nancy L. Conlin
         Secretary

                                TABLE OF CONTENTS
                                                                            Page
INTRODUCTION
SUMMARY
Proposed Reorganization and Plan
   Reasons for the Reorganization
   Federal Income Tax Consequences of the Reorganization
   Overview of the Fund and the Asia Pacific Fund
THE FUND AND THE ASIA PACIFIC FUND
   The Fund
   The Asia Pacific Fund
   Other Policies
   Operations of the Asia Pacific Fund Following the Reorganization
   Comparative Fee Table
   Comparison of Principal Risk Factors
   Fundamental Versus Non-fundamental Investment Limitations
   Purchase and Redemption Information, Exchange Privileges, Distributions and
         Pricing
   Forms of Organization
   Liability of Shareholders
   Shareholder Meetings; Election of Members of the Board
   Terms of Board Members
   Removal of Board Members
   Special Meetings of Shareholders
   Liability of Board Members and Officers; Indemnification
   Voting Rights of Shareholders
   Certain Service Provider Arrangements
MATTERS TO BE VOTED UPON AT THE MEETING
   Description of the Plan
   Board Consideration
CAPITALIZATION
FEDERAL INCOME TAX CONSEQUENCES
INFORMATION RELATING TO VOTING MATTERS
   General Information
   Shareholder and Board Approvals
   Quorum and Required Votes
ADDITIONAL INFORMATION
   Board Members and Officers
   Financial Information of the Fund
   Financial Information of the Asia Pacific Fund
FINANCIAL STATEMENTS
OTHER BUSINESS
SHAREHOLDER INQUIRIES
PROPOSALS OF SHAREHOLDERS

                                                                     EXHIBIT A

                      AGREEMENT AND PLAN OF REORGANIZATION


         THIS AGREEMENT AND PLAN OF REORGANIZATION dated as of, April 29, 1999 by and between the Liberty Funds Trust II (formerly Colonial Trust II) ("Trust II"), a Massachusetts business trust established under a Declaration of Trust dated November 15, 1991, as amended, on behalf of the Newport Tiger Cub Fund ("Acquired Fund"), a series of Trust II, and Liberty Funds Trust VI (formerly Colonial Trust VI) ("Trust VI"), a Massachusetts business trust established under a Declaration of Trust dated December 30, 1991, as amended, on behalf of Newport Asia Pacific Fund ("Acquiring Fund"), a series of Trust VI.

         This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the "Code"), and any successor provision. The reorganization will consist of the transfer of all of the assets of Acquired Fund in exchange for the issuance of Class A, Class B, Class C and Class Z shares of beneficial interest of Acquiring Fund ("Acquiring Fund Shares") and the assumption by Acquiring Fund of the liabilities of Acquired Fund (other than certain expenses of the reorganization contemplated hereby) and the distribution of such Acquiring Fund Shares to the shareholders of the Acquired Fund in liquidation of the Acquired Fund, all upon the terms and conditions hereinafter set forth in this Agreement.

         In consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

                  1. TRANSFER OF ASSETS OF THE ACQUIRED FUND IN EXCHANGE FOR ASSUMPTION OF LIABILITIES AND ACQUIRING FUND SHARES AND LIQUIDATION OF THE ACQUIRED FUND.

         1.1 Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein,

      (a) Trust II, on behalf of the Acquired Fund will transfer and deliver to Acquiring Fund and Acquiring Fund will acquire all the assets of Acquired Fund as set forth in paragraph 1.2.

      (b) Acquiring Fund will assume all of the Acquired Fund's liabilities and obligations of any kind whatsoever, whether absolute, accrued, contingent or otherwise, (the "Obligations"), each as in effect on the date hereof with respect to events occurring at any time up to and including the Closing Date (as defined in paragraph 1.2 hereof) including events contemplated by this Agreement, except that expenses of reorganization contemplated hereby to be paid by Acquired Fund pursuant to paragraphs 1.5 and 11.2 shall not be assumed or paid by the Acquiring Fund, and

      (c) Acquiring Fund will issue and deliver to Acquired Fund in exchange for such assets the number of Acquiring Fund Shares (including fractional shares, if any) determined by dividing the net asset value of Acquired Fund, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Acquiring Fund Share, computed in the manner and as of the time and date set forth in paragraph 2.2. Such transactions shall take place at the closing provided for in paragraph 3.1 (the "Closing").

         1.2 The assets of Acquired Fund to be acquired by Acquiring Fund shall consist of all cash, securities, dividends and interest receivable, receivables for shares sold and all other assets which are owned by Acquired Fund on the closing date provided in paragraph 3.1 (the "Closing Date") and any deferred expenses, other than unamortized organizational expenses, shown as an asset on the books of Acquired Fund on the Closing Date.

         1.3 As provided in paragraph 3.4, as soon after the Closing Date as is conveniently practicable (the "Liquidation Date"), Acquired Fund will liquidate and distribute pro rata to its shareholders of record ("Acquired Fund Shareholders"), determined as of the close of business on the Valuation Date (as defined in paragraph 2.1), the Acquiring Fund Shares received by Acquired Fund pursuant to paragraph 1.1. Such liquidation and distribution will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of Acquired Fund on the books of Acquiring Fund to open accounts on the share records of Acquiring Fund in the names of the Acquired Fund Shareholders and representing the respective pro rata number of Acquiring Fund Shares due such shareholders. Acquiring Fund shall not be obligated to issue certificates representing Acquiring Fund Shares in connection with such exchange.

         1.4 With respect to Acquiring Fund Shares distributable pursuant to paragraph 1.3 to an Acquired Fund Shareholder holding a certificate or certificates for shares of Acquired Fund, if any, on the Valuation Date, Trust VI will not permit such shareholder to receive Acquiring Fund Share certificates therefor, exchange such Acquiring Fund Shares for shares of other investment companies, effect an account transfer of such Acquiring Fund Shares, or pledge or redeem such Acquiring Fund Shares until Trust VI has been notified by Acquired Fund or its agent that such Shareholder has surrendered all his or her outstanding certificates for Acquired Fund shares or, in the event of lost certificates, posted adequate bond.

         1.5 Acquired Fund will pay or cause an affiliate to pay the expenses incurred in connection with the consummation of the reorganization contemplated hereby, including legal fees, costs of filing, printing and mailing the Proxy Statement and the Registration Statement referred to in paragraph 5.3, and proxy solicitation costs.

         1.6 As promptly as possible after the Closing Date, the Acquired Fund shall be terminated pursuant to the provisions of the laws of the Commonwealth of Massachusetts, and, after the Closing Date, the Acquired Fund shall not conduct any business except in connection with its liquidation.

                  2.       VALUATION.

         2.1 For the purpose of paragraph 1, the value of Acquired Fund's assets to be acquired by Acquiring Fund hereunder shall be the net asset value computed as of the close of business on the New York Stock Exchange on the business day next preceding the Closing (such time and date being herein called the "Valuation Date") using the valuation procedures set forth in the Declaration of Trust of Trust VI and the then current prospectus or statement of additional information of Acquiring Fund, after deduction for the expenses of the reorganization contemplated hereby to be paid by the Acquired Fund pursuant to paragraphs 1.2 and 1.5, and shall be certified by Acquired Fund.

         2.2 For the purpose of paragraph 2.1, the net asset value of an Acquiring Fund Share shall be the net asset value per share computed as of the close of business on the New York Stock Exchange on the Valuation Date, using the valuation procedures set forth in the Declaration of Trust of Trust VI and the then current prospectus or statement of additional information of Acquiring Fund, without deduction for the expenses of the reorganization contemplated hereby to be paid by Acquired Fund pursuant to paragraphs 1.2 and 1.5, and shall be certified by Acquiring Fund.

         3.       CLOSING AND CLOSING DATE.

         3.1 The Closing Date shall be on September 10, 1999, or on such other date as the parties may agree in writing. The Closing shall be held at 9:00 a.m. at the offices of Colonial Management Associates, Inc., One Financial Center, Boston, Massachusetts 02111, or at such other time and/or place as the parties may agree.

         3.2 The portfolio securities of Acquired Fund shall be made available by Acquired Fund to The Chase Manhattan Bank, as custodian for Acquiring Fund (the "Custodian"), for examination no later than five business days preceding the Valuation Date. On the Closing Date, such portfolio securities and all Acquired Fund's cash shall be delivered by Acquired Fund to the Custodian for the account of Acquiring Fund, such portfolio securities to be duly endorsed in proper form for transfer in such manner and condition as to constitute good delivery thereof in accordance with the custom of brokers or, in the case of portfolio securities held in the U.S. Treasury Department's book-entry system or by Depository Trust Company, Participants Trust Company or other third party depositories, by transfer to the account of the Custodian in accordance with Rule 17f-4 or Rule 17f-5, as the case may be, under the
                  Investment Company Act of 1940 (the "1940 Act") and accompanied by all necessary federal and state stock transfer stamps or a check for the appropriate purchase price thereof. The cash delivered shall be in the form of currency or certified or official bank checks payable to the order of "The Chase Manhattan Bank, custodian for Newport Asia Pacific Fund."

         3.3 In the event that on the Valuation Date (a) the New York Stock Exchange shall be closed to trading or trading thereon shall be restricted, or (b) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of Acquired Fund or Acquiring Fund impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored; provided that if trading shall not be fully resumed and reporting restored within three business days of the Valuation Date, this Agreement may be terminated by either of Trust II or Trust VI upon the giving of written notice to the other party.

         3.4 At the Closing, Acquired Fund or its transfer agent shall deliver to Acquiring Fund or its designated agent a list of the names and addresses of the Acquired Fund Shareholders and the number of outstanding shares of beneficial interest of Acquired Fund owned by each Acquired Fund Shareholder, all as of the close of business on the Valuation Date, certified by the Secretary or Assistant Secretary of Trust II. Trust VI will provide to Acquired Fund evidence satisfactory to it that the Acquiring Shares issuable pursuant to paragraph 1.1 have been credited to Acquired Fund's account on the books of Acquiring Fund. On the Liquidation Date, Trust VI will provide to Acquired Fund evidence satisfactory to it that such Acquiring Fund Shares have been credited pro rata to open accounts in the names of the Acquired Fund shareholders as provided in paragraph 1.3.

         3.5 At the Closing each party shall deliver to the other such bills of sale, agreements of assumption of liabilities, checks, assignments, stock certificates, receipts or other documents as such other party or its counsel may reasonably request in connection with the transfer of assets, assumption of liabilities and liquidation contemplated by paragraph 1.

         4.       REPRESENTATIONS AND WARRANTIES.

         4.1 Trust II, on behalf of Acquired Fund, represents and warrants the following to Trust VI and to the Acquiring Fund as of the date hereof and agrees to confirm the continuing accuracy and completeness in all material respects of the following on the Closing Date:

                  (a) Trust II is a business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts;

                  (b) Trust II is a duly registered investment company classified as a management company of the open-end diversified type and its registration with the Securities and Exchange Commission as an investment company under the 1940 Act is in full force and effect, and Acquired Fund is a separate series thereof duly designated in accordance with the applicable provisions of the Declaration of Trust of Trust II and the 1940 Act;

                  (c) Trust II is not in violation in any material respect of any provision of its Declaration of Trust or By-laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which Trust II is a party or by which Acquired Fund is bound, and the execution, delivery and performance of this Agreement will not result in any such violation;

                  (d) Trust II has no material contracts or other commitments (other than this Agreement and such other contracts as may be entered into in the ordinary course of its business) which if terminated, may result in material liability to Acquired Fund or under which (whether or not terminated) any material payments for periods subsequent to the Closing Date will be due from Acquired Fund;

                  (e) No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened against Acquired Fund, any of its properties or assets, or any person whom Acquired Fund may be obligated to indemnify except as previously disclosed in writing to Acquiring Fund. Acquired Fund knows of no facts which might form the basis for the institution of such proceedings, and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions contemplated hereby;

                  (f) The statement of assets and liabilities, the statement of operations, the statement of changes in net assets, and the schedule of investments as at and for the two years ended August 31, 1998, of Acquired Fund, audited by PricewaterhouseCoopers LLP, and the statement of assets and liabilities, the statement of operations, the statement of changes in net assets and the schedule of investments for the six-months ended February 28, 1999 copies of which have been furnished to Acquiring Fund, fairly reflect the financial condition and results of operations of Acquired Fund as of such dates and for the periods then ended in accordance with generally accepted accounting principles consistently applied, and Acquired Fund has no known liabilities of a material amount, contingent or otherwise, other than those shown on the statements of assets and liabilities referred to above or those incurred in the ordinary course of its business since February 28, 1999;

                  (g) Since February 28, 1999, there has not been any material adverse change in Acquired Fund's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by Acquired Fund of indebtedness, except as disclosed in writing to Acquiring Fund. For the purposes of this subparagraph (g), distributions of net investment income and net realized capital gains, changes in portfolio securities, changes in the market value of portfolio securities or net redemptions shall be deemed to be in the ordinary course of business;

                  (h) By the Closing Date, all federal and other tax returns and reports of Acquired Fund required by law to have been filed by such date (giving effect to extensions) shall have been filed, and all federal and other taxes shown to be due on said returns and reports shall have been paid so far as due, or provision shall have been made for the payment thereof, and to the best of Acquired Fund's knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns;

                  (i) For all taxable years and all applicable quarters of such years from the date of its inception, Acquired Fund has met the requirements of subchapter M of the Code, for treatment as a "regulated investment company" within the meaning of Section 851(a) of the Code. Neither Trust II nor Acquired Fund has at any time since its inception been liable for nor is now liable for any material excise tax pursuant to Section 4982 of the Code. Acquired Fund has duly filed all federal, state, local and foreign tax returns which are required to have been filed, and all taxes of Acquired Fund which are due and payable have been paid except for amounts that alone or in the aggregate would not reasonably be expected to have a material adverse effect. Acquired Fund is in compliance in all material respects with applicable regulations of the Internal Revenue Service pertaining to the reporting of dividends and other distributions on and redemptions of its capital stock and to withholding in respect of dividends and other distributions to shareholders, and is not liable for any material penalties which could be imposed thereunder;

                  (j) The authorized capital of Trust II consists of an unlimited number of shares of beneficial interest with no par value, of such number of different series or classes as designated in Trust II's Declaration of Trust, five series of which (including Acquired Fund) are currently authorized and outstanding. The outstanding shares of beneficial interest in Acquired Fund are, and at the Closing Date will be divided into Class A shares, Class B shares, Class C shares and Class Z shares, each having the characteristics described in the prospectus and statement of additional information dated November 30, 1998. All issued and outstanding shares of Acquired Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and (except as set forth in the Acquired Fund's prospectus) non-assessable by Acquired Fund and will have been issued in compliance with all applicable registration or qualification requirements of federal and state securities laws.
                         No options, warrants or other rights to subscribe for or purchase, or securities convertible into or exchangeable for, any shares of beneficial interest of Acquired Fund are outstanding and none will be outstanding on the Closing Date;

                  (k) At the Closing Date, Acquired Fund will have good and marketable title to its assets to be transferred to Acquiring Fund pursuant to paragraph 1.1, and full right, power, and authority to sell, assign, transfer and deliver such assets as contemplated hereby, and upon delivery and payment for such assets Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the Securities Act of 1933, as amended (the "1933 Act");

                  (l) The Acquired Fund's investment operations from inception to the date hereof have been in compliance in all material respects with the investment policies and investment restrictions set forth in its prospectus and statement of additional information as in effect from time to time except as previously disclosed in writing to Acquiring Fund;

                  (m) The execution, delivery and performance of this Agreement has been duly authorized by the Trustees of Trust II, and, upon approval thereof by the required majority of the shareholders of Acquired Fund, this Agreement will constitute the valid and binding obligation of Acquired Fund enforceable in accordance with its terms except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors' rights generally and other equitable principles; and

                  (n) The Acquiring Fund Shares to be issued to Acquired Fund pursuant to paragraph 1 will not be acquired for the purpose of making any distribution thereof other than to the Acquired Fund Shareholders as provided in paragraph 1.3; and

                  (o) The information provided by Acquired Fund for use in the Registration Statement and Proxy Statement referred to in paragraph 5.3 shall be accurate and complete in all material respects and shall comply with federal securities and other laws and regulations applicable thereto.

                           4.2 Trust VI, on behalf of Acquiring Fund, represents
                  and warrants the following to Trust II and to the Acquired Fund as of the date hereof and agrees to confirm the continuing accuracy and completeness in all material respects of the following on the Closing Date:

                  (a) Trust VI is a business trust duly organized, validly existing and in good standing under the laws of The Commonwealth of Massachusetts;

                  (b) Trust VI is a duly registered investment company classified as a management company of the open-end diversified type and its registration with the Securities and Exchange Commission as an investment company under the 1940 Act is in full force and effect, and Acquiring Fund is a separate series thereof duly designated in accordance with the applicable provisions of the Declaration of Trust of Trust VI and the 1940 Act;

                  (c) The current prospectus and statement of additional information dated August 28, 1998 of Acquiring Fund conform in all material respects to the applicable requirements of the 1933 Act and the rules and regulations of the Securities and Exchange Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading, and there are no material contracts to which Acquiring Fund is a party that are not referred to in such prospectus and statement of additional information or in the registration statement of which they are a part;

                  (d) At the Closing Date, Acquiring Fund will have good and marketable title to its assets;

                  (e) Trust VI is not in violation in any material respect of any provisions of its Declaration of Trust or By-laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which Trust VI is a party or by which Acquiring Fund is bound, and the execution, delivery and performance of this Agreement will not result in any such violation;

                  (f) No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened against Acquiring Fund or any of its properties or assets. Acquiring Fund knows of no facts which might form the basis for the institution of such proceedings, and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions contemplated hereby;

                  (g) The statement of assets and liabilities, the statement of operations, the statement of changes in assets, and the schedule of investments as of and for the period ended December 31, 1998, of Acquiring Fund, copies of which have been furnished to Acquired Fund, fairly reflect the financial condition and results of operations of Acquiring Fund as of such date and the results of its operations for the period then ended in accordance with generally accepted accounting principles consistently applied, and Acquiring Fund has no known liabilities of a material amount, contingent or otherwise, other than those shown on the statement of assets and liabilities referred to above or those incurred in the ordinary course of its business since December 31, 1998;

                  (h) Since December 31, 1998, there has not been any material adverse change in Acquiring Fund's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by Acquiring Fund of indebtedness. For the purposes of this subparagraph (h), changes in portfolio securities, changes in the market value of portfolio securities or net redemptions shall be deemed to be in the ordinary course of business;

                  (i) By the Closing Date, all federal and other tax returns and reports of Acquiring Fund required by law to have been filed by such date (giving effect to extensions) shall have been filed, and all federal and other taxes shown to be due on said returns and reports shall have been paid so far as due, or provision shall have been made for the payment thereof, and to the best of Acquiring Fund's knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns;

                  (j) For each fiscal year of its operation, Acquiring Fund has met the requirements of Subchapter M of the Code for qualification as a regulated investment company;

                  (k) The authorized capital of Trust VI consists of an unlimited number of shares of beneficial interest, no par value, of such number of different series as the Board of Trustees may authorize from time to time, four series of which (including Acquiring Fund) are currently authorized and outstanding. The outstanding shares of beneficial interest in Acquiring Fund are, and at the Closing Date will be, divided into Class A shares, Class B shares, Class C shares and Class Z shares, each having the characteristics described in the prospectus and statement of additional information referred to in paragraph 4.2(c). All issued and outstanding shares of the Acquiring Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by Trust VI, and will have been issued in compliance with all applicable registration or qualification requirements of federal and state securities laws. Except for Class B shares which convert to Class A shares after the expiration of a period of time, no options, warrants or other rights to subscribe for or purchase, or securities convertible into or exchangeable for, any shares of beneficial interest in Acquiring Fund of any class are outstanding and none will be outstanding on the Closing Date;

                  (l) The Acquiring Fund's investment operations from inception to the date hereof have been in compliance in all material respects with the investment policies and investment restrictions set forth in its prospectus and statement of additional information as in effect from time to time;

                  (m) The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of Trust VI, and this Agreement constitutes the valid and binding obligation of Trust VI and Acquiring Fund enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors' rights generally and other equitable principles;

                  (n) The Acquiring Fund Shares to be issued and delivered to Acquired Fund pursuant to the terms of this Agreement will at the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued shares of beneficial interest of the Acquiring Fund, and will be fully paid and non-assessable by Trust VI, and no shareholder of Trust VI will have any preemptive right of subscription or purchase in respect thereof; and

                  (o) The information to be furnished by Acquiring Fund for use in the Registration Statement and Proxy Statement referred to in paragraph 5.3 shall be accurate and complete in all material respects and shall comply with federal securities and other laws and regulations applicable thereto.


      5. COVENANTS OF ACQUIRED FUND AND ACQUIRING FUND.

         Trust VI, on behalf of Acquiring Fund, and Trust II, on behalf of Acquired Fund, each hereby covenants and agrees with the other as follows:

        5.1 Acquiring Fund and Acquired Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include regular and customary periodic dividends and distributions.

         5.2 Acquired Fund will call a meeting of its shareholders to be held prior to the Closing Date to consider and act upon this Agreement and take all other reasonable action necessary to obtain the required shareholder approval of the transactions contemplated hereby.

         5.3 In connection with the Acquired Fund shareholders' meeting referred to in paragraph 5.2, Acquired Fund will prepare a Proxy Statement for such meeting, to be included in a Registration Statement on Form N-14 which Trust VI will prepare and file for the registration under the 1933 Act of the Acquiring Fund Shares to be distributed to the Acquired Fund shareholders pursuant hereto, all in compliance with the applicable requirements of the 1933 Act, the Securities Exchange Act of 1934 (the "1934 Act"), and the 1940 Act.

         5.4 The information to be furnished by Acquired Fund for use in the Registration Statement and the information to be furnished by Acquiring Fund for use in the Proxy Statement, each as referred to in paragraph 5.3, shall be accurate and complete in all material respects and shall comply with federal securities and other laws and regulations thereunder applicable thereto.

         5.5 Acquiring Fund will advise Acquired Fund promptly if at any time prior to the Closing Date the assets of Acquired Fund include any securities which Acquiring Fund is not permitted to acquire.

         5.6 Subject to the provisions of this Agreement, Acquired Fund and Acquiring Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to cause the conditions to the other party's obligations to consummate the transactions contemplated hereby to be met or fulfilled and otherwise to consummate and make effective such transactions.

         5.7 Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

         5.8 Promptly after the Closing Date, Acquired Fund will furnish to Acquiring Fund pro forma tax returns for the period from March 1, 1999 to the Closing Date.

         6.       CONDITIONS PRECEDENT TO OBLIGATIONS OF ACQUIRED FUND.

                  The obligations of Acquired to consummate the transactions provided for herein shall be subject, at its election, to the performance by Trust VI and Acquiring Fund of all the obligations to be performed by them hereunder on or before the Closing Date and, in addition thereto, to the following further conditions:

         6.1 All representatives and warranties of the Acquiring Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they maybe affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date; and

         6.2 Trust VI, on behalf of Acquiring Fund, shall have delivered to Trust II a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form satisfactory to Trust II and dated as of the Closing Date, to the effect that the representations and warranties of Trust VI on behalf of Acquiring Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and that Trust VI and Acquiring Fund have complied with all the covenants and agreements and satisfied all of the conditions on their parts to be performed or satisfied under this Agreement at or prior to the Closing Date.

         7.       CONDITIONS PRECEDENT TO OBLIGATIONS OF ACQUIRING FUND.

                  The obligations of Acquiring Fund to complete the transactions provided for herein shall be subject, at its election, to the performance by Acquired Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, to the following further conditions:

         7.1 All representations and warranties of the Acquired Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same forward effect as if made on and as of the Closing Date.

         7.2 Trust II, on behalf of Acquired Fund, shall have delivered to Trust VI a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to Trust VI and dated the Closing Date, to the effect that the representations and warranties of Acquired Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and that Trust II and Acquired Fund have complied with all the covenants and agreements and satisfied all of the conditions on its part to be performed or satisfied under this Agreement at or prior to the Closing Date;

        7.3       The  Acquired  Fund shall have  delivered  to the
                  Acquiring Fund the Statement of Assets and Liabilities, together with a list of its portfolio securities showing the federal income tax basis and holding periods of such securities, as of the Closing Date, certified by the Treasurer or Assistant Treasurer of the Acquired Fund; and

         7.4 Prior to the Closing Date, Acquired Fund shall have declared a dividend or dividends which, together with all previous dividends, shall have the effect of distributing all of Acquired Fund's investment company taxable income for its taxable years ending on or after December 30, 1998 and on or prior to the Closing Date (computed without regard to any deduction for dividends paid), and all of its net capital gains realized in each of its taxable years ending on or after December 30, 1998 and on or prior to the Closing Date.

         7.5 The custodian of Acquired Fund shall have delivered to Acquiring Fund a certificate identifying all of the assets of Acquired Fund held by such custodian as of the Valuation Date.

         8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF ACQUIRING FUND AND ACQUIRED FUND.

         The respective obligations of Trust II and Trust VI hereunder are each subject to the further conditions that on or before the Closing Date:

         8.1 This Agreement and the transactions contemplated herein shall have been approved by the vote of the required majority of the holders of the outstanding shares of Acquired Fund of record on the record date for the meeting of its shareholders referred to in paragraph 5.2;

         8.2 On the Closing Date no action, suit or other preceding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated hereby;

         8.3 All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the Securities and Exchange Commission and of state Blue Sky and securities authorities) deemed necessary by Trust II or Trust VI to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of Acquiring Fund or Acquired Fund.

         8.4 The Registration Statement referred to in paragraph 5.3 shall have become effective under the 1933 Act and no stop order suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act;

         8.5 The parties shall have received a favorable opinion of Ropes & Gray satisfactory to Trust II and Trust VI, substantially to the effect that, for federal income tax purposes:

                  (a) No gain or loss will be recognized by Acquired Fund upon the transfer of its assets to Acquiring Fund in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of the liabilities of Acquired Fund, or upon the distribution of the Acquiring Fund Shares to its shareholders in liquidation;

                  (b) No gain or loss will be recognized by the Acquiring Fund Shareholders upon the exchange of their shares of Acquired Fund for Acquiring Fund Shares;

                  (c) The basis of the Acquiring Fund Shares an Acquired Fund Shareholder receives in connection with the Reorganization will be the same as the basis of his or her shares of Acquired Fund exchanged therefor;

                  (d) An Acquired Fund Shareholder's holding period for his or her Acquiring Fund Shares will be determined by including the period for which he or she held the shares of Acquired Fund exchanged therefor, provided that he or she held such shares of Acquired Fund capital assets;

                  (e) No gain or loss will be recognized by Acquiring Fund upon the receipt of the assets of Acquired Fund in exchange for Acquiring Fund Shares and the assumption by Acquiring Fund of the liabilities of Acquired Fund;

                  (f) The basis in the hands of the Acquiring Fund of the assets of Acquired Fund transferred to Acquiring Fund in the reorganization will be the same as the basis of such assets in the hands of Acquired Fund immediately prior to the transfer; and

                  (g) The holding periods of the assets of Acquired Fund in the hands of Acquiring Fund will include the periods during which such assets were held by Acquired Fund.

         8.6 At any time prior to the Closing, any of the foregoing conditions of this Agreement may be waived jointly by the Board of Trustees of Trust II and the Board of Trustees of the Trust VI if, in their judgment, such waiver will not have a material adverse effect on the interests of the shareholders of the Acquired Fund and the Acquiring Fund.

         9.       BROKERAGE FEES AND EXPENSES.

         9.1 Trust II, on behalf of Acquired Fund, and Trust VI, on behalf of Acquiring Fund, each represents and warrants to the other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

         9.2 Trust II, on behalf of Acquired Fund, and Trust VI, on behalf of Acquiring Fund, shall each be liable for all expenses incurred by such party in connection with entering into and carrying out the provisions of this Agreement other than those to be paid solely by Acquired Fund as provided in paragraph
                  1.5 whether or not the transactions contemplated hereby are consummated.

         10.      ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES.

         10.1 Trust II on behalf of Acquired Fund and Trust VI on behalf of Acquiring Fund agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

         10.2 The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder except paragraphs 1.1, 1.3, 1.5, 1.6, 5.4, 9, 10, 13 and 14.

         11.      TERMINATION.

         11.1 This Agreement may be terminated by the mutual agreement of Trust II and Trust VI. In addition, either Trust II or Trust VI may at its option terminate this Agreement at or prior to the Closing Date because:

                  (a) Of a material breach by the other of any representation, warranty, covenant or agreement contained herein to be performed by the other party at or prior to the Closing Date; or

                  (b) A condition herein expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met.

                  (c) If the transactions contemplated by this Agreement have not been substantially completed by November 30, 1999 this Agreement shall automatically terminate on that date unless a later date is agreed to by both Trust II and Trust VI.

         11.2 If for any reason the transactions contemplated by this Agreement are not consummated, no party shall be liable to any other party for any damages resulting therefrom, including without limitation consequential damages.

         12.      AMENDMENTS.

         This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of Trust II on behalf of Acquired Fund and Trust VI on behalf of Acquiring Fund; provided, however, that following the shareholders' meeting called by Acquired Fund pursuant to paragraph 5.2 no such amendment may have the effect of changing the provisions for determining the number of Acquiring Fund Shares to be issued to shareholders of Acquired Fund under this Agreement to the detriment of such shareholders without their further approval.

         13.      NOTICES.

         Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by prepaid telegraph, telecopy or certified mail addressed to Liberty Funds Trust II or Liberty Fund Trust VI, One Financial Center, Boston, Massachusetts 02111, attention Nancy L. Conlin, Secretary.

         14.      HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT
                  NON-RECOURSE.

         14.1 The article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

         14.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

         14.3     This   Agreement   shall  be  governed  by  and  construed  in
                  accordance with the domestic substantive laws of The Commonwealth of Massachusetts, without giving effect to any choice or conflicts of law rule or provision that would result in the application of the domestic substantive laws of any other jurisdiction.

         14.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

         14.5 A copy of the Declaration of Trust of Trust II and the Declaration of Trust VI are each on file with the Secretary of State of the Commonwealth of Massachusetts, and notice is hereby given that no trustee, officer, agent or employee of either Trust II or Trust VI shall have any personal liability under this Agreement, and that this Agreement is binding only upon the assets and properties of Acquired Fund and Acquiring Fund.

         IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed as a sealed instrument by its President or Vice President and its corporate seal to be affixed thereto and attested by its Secretary or Assistant Secretary.

                                        LIBERTY FUNDS TRUST VI,
                                        on behalf of Newport Asia Pacific Fund

ATTEST:

-----------------------
Assistant Secretary
                          By:__________________________
                              President


                                         LIBERTY FUNDS TRUST II,
                                         on behalf of Newport Tiger Cub Fund


ATTEST:

-----------------------
Assistant Secretary
                          By:__________________________
                              President

                                    EXHIBIT B

                           [Insert Financial History]

                           NEWPORT ASIA PACIFIC FUND
                   (a diversified open-end management company)
                     One Financial Center, Boston, MA 02111
                                  617-426-3750

                                   PROSPECTUS

This Prospectus relates to the proposed issuance of shares of Newport Asia Pacific Fund (Asia Pacific Fund) to Newport Tiger Cub Fund (Tiger Cub Fund), One Financial Center, Boston, MA 02111, in connection with the proposed tax-free combination (Combination) of Tiger Cub Fund into Asia Pacific Fund. The Asia Pacific Fund seeks capital appreciation by investing in equity securities of companies whose principal activities are in Asia or the Pacific Basin. Tiger Cub Fund seeks capital appreciation in the nine Tigers of Asia (Hong Kong, Singapore, South Korea, Taiwan, Malaysia, Thailand, Indonesia, The People's Republic of China and the Philippines).

This Prospectus explains concisely the information that shareholders of Tiger Cub Fund should know before voting on the Combination. Read it carefully and retain it for future reference. The Asia Pacific Fund's August 25, 1998, Revised May 14, 1999, Prospectus is enclosed. Such Prospectus is incorporated herein by reference. Tiger Cub Fund's November 30, 1998 Prospectus and Statement of Additional Information (SAI) and Asia Pacific Fund's August 25, 1998, Revised June 1, 1999 SAI, all of which have been filed with the Securities and Exchange Commission (SEC), are incorporated herein by reference and are available without charge from Liberty Funds Distributor, Inc. (LFD), One Financial Center, Boston, MA 02111, 1-800-338-2550. LFD is the distributor for both the Asia Pacific Fund and the Tiger Cub Fund. The Prospectuses and SAIs referred to above are also available on the SEC's Web site (http:\\www.sec.gov).

THESE  SECURITIES  HAVE  NOT  BEEN  APPROVED  BY  THE  SECURITIES  AND  EXCHANGE
COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                           Prospectus dated July 16, 1999

                        TIGER CUB FUND INVESTMENT OBJECTIVE

      The Tiger Cub Fund seeks capital appreciation by investing primarily in equity securities of small companies (i.e., companies with equity market capitalizations of U.S. $1 billion or less) located in the nine Tigers of Asia (Hong Kong, Singapore, South Korea, Taiwan, Malaysia, Thailand, Indonesia, The People's Republic of China and the Philippines) ("Small Company Tiger Securities").

       HOW TIGER CUB FUND PURSUES ITS OBJECTIVES AND CERTAIN RISK FACTORS

      The Tiger Cub Fund seeks to invest in companies with consistently above-average earnings growth. Normally, the Tiger Cub Fund will invest at least 65% of its total assets in Small Company Tiger Securities. The Tiger Cub Fund may invest up to 35% of its total assets in equity securities of large companies (i.e., companies with equity market capitalizations of more than U.S. $1 billion) located in the nine Tigers of Asia ("Large Company Tiger Securities"). Small and Large Company Tiger Securities include common and preferred stock, warrants (rights) to purchase stock, debt securities convertible into stock, sponsored and unsponsored American Depositary Receipts (receipts issued in the U.S. by banks or trust companies evidencing ownership of underlying foreign securities), Global Depositary Receipts (receipts issued by foreign banks or trust companies evidencing ownership of underlying foreign securities) and shares of closed-end investment companies that invest primarily in the foregoing securities. A large portion of the Tiger Cub Fund's assets may be invested in companies located in Hong Kong and Singapore, which are not considered by the Advisor to be emerging markets. The remaining countries in which the Tiger Cub Fund invests are considered to be emerging markets. Dividend income will not be considered in choosing the investments of the Tiger Cub Fund.

     Regional Concentration and Trends. As the Tiger Cub Fund's investments will, under normal circumstances, be concentrated in equity securities of companies located in the nine Tigers of Asia, the Tiger Cub Fund's investments the Tiger Fund's investments will be particularly susceptible to regional trends. The prices of the Tiger Cub Fund's securities, and therefore, the net asset value of the Tiger Cub Fund may be adversely affected by negative economic or political events in any of the nine Tigers of Asia. In addition, recent events in a number of the nine Tigers of Asia have highlighted the financial interdependence of the region and demonstrated that negative financial events in one such country may have far-reaching negative effects throughout the region. The uncertainty surrounding the effects of the foregoing events may negatively impact the Fund's return and the value of the Fund's shares.

         In addition to the investment policies described below (and subject to certain restrictions described herein), Tiger Cub Fund may invest in some or all of the following securities and employ some or all of the following investment techniques, some of which may present special risks as described below. A more complete discussion of these securities and investment techniques and their associated risks is contained in the Fund's Statement of Additional Information.

ADDITIONAL POLICIES AND RISKS

     Foreign Securities. Foreign securities have special risks related to political, economic and legal conditions outside of the U.S. As a result, the prices of foreign securities and, therefore, the value of the Fund's shares, may fluctuate substantially more than the prices of securities of issuers based in the U.S. Special risks associated with foreign securities include, among others, the possibility of unfavorable movements in currency exchange rates, difficulties in enforcing judgments abroad, the existence of less liquid and less regulated markets, the unavailability of reliable information about issuers, the existence of different accounting, auditing and legal standards in foreign countries, the existence (or potential imposition) of exchange control regulations (including currency blockage or other restrictions on repatriation of capital), and political and economic instability. In addition, transactions in foreign securities may be more costly due to currency conversion costs and higher brokerage and custodial costs and may be subject to delays and disruptions in securities settlement procedures.

Emerging Markets. A portion of the Fund's investments will consist of securities issued by companies located in countries whose economies, political systems or securities markets are not yet highly developed. Special risks associated with these investments (in addition to the considerations regarding foreign investments generally) may include, among others, greater political uncertainties, an economy's dependence on revenues from particular commodities or on international aid or development assistance, highly limited numbers of potential buyers for such securities, heightened volatility of security prices, restrictions on repatriation of capital invested abroad and delays and disruptions in securities settlement procedures.

Small Companies. The Fund may invest in small companies (companies with equity market capitalizations of U.S. $1 billion or less. The smaller, less well-established companies in which the Fund may invest may offer greater opportunities for capital appreciation than larger, better-established companies, but may also involve certain special risks. Such companies often have limited product lines, markets or financial resources and depend heavily on a small management group. Their securities may trade less frequently, in smaller volumes, and fluctuate more sharply in value than exchange-listed securities of larger companies.

Foreign Currency Transactions. In connection with their investments in equity securities, the Fund may purchase and sell (i) foreign currencies on a spot or forward basis, (ii) foreign currency futures contracts, and (iii) options on foreign currencies and foreign currency futures. Such transactions may be entered into (i) to lock in a particular foreign exchange rate pending settlement of a purchase or sale of a foreign security or pending the receipt of interest, principal or dividend payments on a foreign security held by the Fund, or (ii) to hedge against a decline in the value, in U.S. dollars or in another currency, of a foreign currency in which securities held by the Fund are denominated. The Fund will not attempt, nor would it be able, to eliminate all foreign currency risk. Further, although hedging may lessen the risk of loss if the hedged currency's value declines, it limits the potential gain from currency value increases.

Futures Contracts and Options. The Fund may purchase and sell foreign stock index futures contracts and options on such contracts. Such transactions may be entered into to gain exposure to a particular foreign equity market pending investment in individual securities or to hedge against market declines. A futures contract creates an obligation by the seller to deliver and the buyer to take delivery of a type of instrument at the time and in the amount specified in the contract. A sale of a futures contract can be terminated in advance of the specified delivery date by subsequently purchasing a similar contract; a purchase of a futures contract can be terminated by a subsequent sale. Gain or loss on a contract generally is realized upon such termination. An option on a futures contract generally gives the option holder the right, but not the obligation, to purchase or sell the futures contract prior to the option's specified expiration date. If the option expires unexercised, the holder will lose any amount it paid to acquire the option. Transactions in futures and related options may not precisely achieve the goals of hedging or gaining market exposure to the extent there is an imperfect correlation between the price movements of the contracts and of the underlying securities. In addition, if the Advisor's stock market movement expectancies are inaccurate, the Fund may be worse off than if it had not hedged.

Temporary/Defensive Investments. The Fund may invest temporarily available cash in U.S. dollar or foreign currency denominated demand deposits, certificates of deposit, bankers' acceptances, and high-quality, short-term debt securities, as well as in Treasury bills and repurchase agreements. Some or all of the Fund's assets may be invested in such investments during periods of unusual market conditions. Under a repurchase agreement, the Fund buys a security from a bank or dealer, which is obligated to buy it back at a fixed price and time. The security is held in a separate account at the Fund's custodian and, constitutes the Fund's collateral for the bank's or dealer's repurchase obligation. Additional collateral will be added so that the obligation will at all times be fully collateralized. However, if the bank or dealer defaults or enters bankruptcy, the Fund may experience costs and delays in liquidating the collateral and may experience a loss if it is unable to demonstrate its right to the collateral in a bankruptcy proceeding. Not more than 15% of the Fund's net assets will be invested in repurchase agreements maturing in more than seven days and other illiquid assets.

Borrowing of Money. The Fund may borrow money from banks, other affiliated funds and other entities, to the extent permitted by law, for temporary or emergency purposes up to 33 1/3% of its total assets.

InterFund  Lending  Program.  The Fund may  participate in an interfund  lending
program,   subject  to  certain  restrictions  described  in  the  Statement  of
Additional Information.

FUNDAMENTAL INVESTMENT POLICIES OF ASIA PACIFIC FUND AND TIGER CUB FUND
As fundamental investment policies which may not be changed without the approval of a majority of their outstanding voting securities, each Fund may:

1. Borrow from banks, other affiliated funds and other entities to the extent permitted by applicable law, provided that the Fund's borrowings shall not exceed 33 1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings) or such other percentage permitted by law;
2. Only own real estate acquired as the result of owning securities and not more than 5% of total assets;
3. Purchase and sell futures contracts and related options as long as the total initial margin and premiums on contracts do not exceed 5% of total assets;
4. Underwrite securities issued by others only when disposing of portfolio securities;
5. Make loans (a) through lending of securities, (b) through the purchase of debt instruments or similar evidences of indebtedness typically sold privately to financial institutions, (c) through an interfund lending program with other affiliated funds provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of its total assets (taken at market value at the time of such loans) and (d) through repurchase agreements; and
6. Not concentrate more than 25% of its total assets in any one industry or, with respect to 75% of total assets, purchase any security (other than obligations of the U.S. government and cash items including receivables) if as a result more than 5% of its total assets would then be invested in securities of a single issuer or purchase the voting securities of an issuer if, as a result of such purchases, the Fund would own more than 10% of the outstanding voting shares of such issuer.

OTHER INVESTMENT POLICIES
As non-fundamental investment policies which may be changed without a shareholder vote, each Fund may not:
1. Purchase securities on margin, but it may receive short-term credit to clear securities transactions and may make initial or maintenance margin deposits in connection with futures transactions (Tiger Cub Fund only);
2. Have a short securities position, unless the Fund owns, or owns rights (exercisable without payment) to acquire, an equal amount of such securities; and
3.        Invest up to 15% of its net assets in illiquid assets.

Notwithstanding the investment policies and restrictions of the Funds, the Funds may invest all or a portion of their investable assets in investment companies with substantially the same investment objective, policies and restrictions as the Funds.

                            NEWPORT ASIA PACIFIC FUND

                       Statement of Additional Information
                                  July 16, 1999


This Statement of Additional Information (SAI) is not a prospectus and is authorized for distribution only when accompanied or preceded by the Prospectus of Newport Asia Pacific Fund (Asia Pacific Fund) dated July 16, 1999 relating to the proposed combination of Newport Tiger Cub Fund (Tiger Cub Fund) and Asia Pacific Fund. This SAI should be read together with the Prospectus. The SAI for Asia Pacific Fund dated August 25, 1998, Revised June 1, 1999 and the SAI for Tiger Cub Fund dated November 30, 1998, each filed with the Securities and Exchange Commission, are herein incorporated by reference. Copies of each Prospectus and SAI relating to Asia Pacific Fund and Tiger Cub Fund are available without charge and may be obtained by writing to Liberty Funds Distributor, Inc., One Financial Center, Boston, MA 02111-2621 or by calling 1-800-338-2550.

This SAI consists of the information set forth herein and the following described documents, each of which is herein incorporated by reference:




1. The financial statements of Asia Pacific Fund included in the Fund's Semi-Annual Report to Shareholders for the period ended December 31, 1998 to be filed by amendment.

2. The financial statements and Report of Independent Accountants of Tiger Cub Fund included in the Fund's Annual Report to Shareholders for the fiscal year ended August 31, 1998 (SEC Accession Number 0000021847-98-000151). The financial statements of Tiger Cub Fund included in the Fund's Semi-Annual Report to Shareholders for the period ended February 28, 1999 (SEC Accession Number 0000950156-99-000342).

3. Pro Forma Combined Financial Statements for Asia Pacific Fund and Tiger Cub Fund prepared the period ended December 31, 1998 and the year ended August 31, 1998, respectively to be filed by amendment.

Part C.  OTHER INFORMATION

Item 15.  Indemnification

Article VIII of the Registrant's Agreement and Declaration of Trust, as amended, provides for indemnification of the Registrant's Trustees and officers. The effect of the relevant section of Article VIII of the Registrant's Agreement and Declaration of Trust, as amended, is to provide indemnification for each of the Registrant's Trustees and officers against liabilities and counsel fees reasonably incurred in connection with the defense of any legal proceeding in which such Trustee or officer may be involved by reason of being or having been a Trustee or officer, except with respect to any matter as to which such Trustee or officer shall have been adjudicated not to have acted in good faith in the reasonable belief that such Trustee's or officer's action was in the best interest of the Registrant, and except that no Trustee or officer shall be indemnified against any liability to the Registrant or its shareholders to which such Trustee or officer shall otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Trustee's or officer's office.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission (the "Commission") such indemnification is against public policy as expressed in the Act, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16.  Financial Statements and Exhibits.

         1.(a) Agreement and Declaration of Trust is incorporated by reference to the Registrant's Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A, filed with the Commission on or about October 28, 1996.

         1.(b) Amendment No. 1 to the Agreement and Declaration of Trust is incorporated by reference to the Registrant's Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A, filed with the Commission on or about May 24, 1999.

         2. By-Laws, as amended, dated 4/1/99, are incorporated by reference to the Registrant's Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A, filed with the Commission on or about May 24, 1999.

         3.       Not applicable

         4. Agreement and Plan of Reorganization constitutes Exhibit A in Part A of this Registration Statement

         5.       Not applicable

         6. Form of Management Agreement is incorporated by reference to the Registrant's Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A, filed with the Commission on or about May 24, 1999.

         7.(a) Form of Distribution Agreement between the Registrant and Liberty Funds Distributor, Inc. is incorporated by reference to the Registrant's Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A, filed with the Commission on or about May 24, 1999.

         7.(b) Form of 12b-1 Plan Implementing Agreement between the Registrant and Liberty Funds Distributor, Inc. is incorporated by reference to the Registrant's Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A, filed with the Commission on or about May 24, 1999.

         7.(c)    Form of Selling  Agreement - filed as Exhibit  6(b) in Part C,
                  Item 24(b) of Post-Effective Amendment No. 49 to the Registration Statement on Form N-1A of Liberty Funds Trust I (formerly Colonial Trust I), Registration Nos. 2-41251 and 811-2214, filed with the Commission on or about November 20, 1998 and is hereby incorporated by reference and made a part of this Registration Statement.

         7.(d) Form of Bank and Bank Affiliated Selling Agreement is incorporated by reference to the Registrant's Post-Effective Amendment No. 10 to the Registration Statement on Form
                  N-1A, filed with the Commission on or about September 27, 1996.

         7.(e) Form of Asset Retention Agreement is incorporated by reference to the Registrant's Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A, filed with the Commission on or about September 27, 1996.

         8.       Not applicable

         9.(a) Global Custody Agreement with the Chase Manhattan Bank is incorporated by reference to the Registrant's Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A, filed with the Commission on or about October 24, 1997.

         9.(b) Amendment No. 4 to Appendix A of Custody Agreement - filed as Exhibit (g)(2) in Part C, Item 23 of Post-Effective Amendment No. 56 to the Registration Statement on Form N-1A of Liberty Funds Trust I (formerly Colonial Trust I), Registration Nos. 2-41251 and 811-2214, filed with the Commission on or about May 27, 1999 and is hereby incorporated by reference and made a part of this Registration Statement.

         10. Form of Distribution Plan adopted pursuant to Section 12b-1 of the Investment Company Act of 1940 - filed as Exhibit (m) in Part C, Item 23 of Post-Effective Amendment No. 56 to the Registration Statement on Form N-1A of Liberty Funds Trust I (formerly Colonial Trust I), Registration Nos. 2-41251 and 811-2214, filed with the Commission on or about May 27, 1999 and is hereby incorporated by reference and made a part of this Registration Statement.

         11. Opinion and Consent of Counsel to Newport Asia Pacific Fund as to Legality of the Securities Being Registered will be filed by amendment.

         12. Opinion and Consent of Counsel to Newport Asia Pacific Fund Supporting Tax Matters and Consequences to Shareholders will be filed by amendment.

         13.(a) Form of Pricing and Bookkeeping Agreement is incorporated by reference to the Registrant's Post-Effective Amendment No. 10 to the Registration Statement on Form
                  N-1A, filed with the Commission on or about September 27, 1996.

         13.(b) Amendment to Appendix I of Pricing and Bookkeeping Agreement - filed as Exhibit (h)(2) in Part C, Item 23 of Post-Effective Amendment No. 54 to the Registration Statement on Form N-1A of Liberty Funds Trust I (formerly Colonial Trust I),
                  Registration Nos. 2-41251 and 811-2214, filed with the Commission on or about March 18, 1999 and is hereby incorporated by reference and made a part of this Registration Statement.

         13.(c) Amended and Restated Shareholders' Servicing and Transfer Agent Agreement, as amended, is incorporated by reference to the Registrant's Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A, filed with the Commission on or about September 27, 1996.

         13.(d) Amendment No. 13 to Schedule A of Amended and Restated Shareholders' Servicing and Transfer Agent Agreement - filed as Exhibit (h)(5) in Part C, Item 23 of Post-Effective Amendment No. 54 to the Registration Statement on Form N-1A of Liberty Funds Trust I (formerly Colonial Trust I),
                  Registration Nos. 2-41251 and 811-2214, filed with the Commission on or about March 18, 1999 and is hereby incorporated by reference and made a part of this Registration Statement.

         13.(e) Amendment No. 19 to Appendix I of Amended and Restated Shareholders' Servicing and Transfer Agent Agreement - filed as Exhibit (h)(6) in Part C, Item 23 of Post-Effective Amendment No. 54 to the Registration Statement on Form N-1A of Liberty Funds Trust I (formerly Colonial Trust I),
                  Registration Nos. 2-41251 and 811-2214, filed with the Commission on or about March 18, 1999 and is hereby incorporated by reference and made a part of this Registration Statement.

         13.(f) Credit Agreement - filed as Exhibit 9.(f) in Part C, Item 24(b) of Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A of Liberty Funds Trust V (formerly Colonial Trust V), Registration Nos. 811-5030 and 33-12109, filed with the Commission on or about May 20, 1996 and is hereby incorporated by reference and made a part of this Registration Statement.

         13.(g) Amendment No. 1 to the Credit Agreement - filed as Exhibit 9.(f) in Part C, Item 24(b) of Post-Effective Amendment No. 99 to the Registration Statement on Form N-1A, of Liberty Funds Trust III (formerly Colonial Trust III), Registration Nos. 811-881 and 2-15184, filed with the Commission on or about December 17, 1997 and is hereby incorporated by reference and made a part of this Registration Statement.

         13.(h) Amendment No. 2 to the Credit Agreement - filed as Exhibit 9.(g) in Part C, Item 24(b) of Post-Effective Amendment No. 99 to the Registration Statement on Form N-1A of Liberty Funds Trust III (formerly Colonial Trust III), Registration Nos. 811-881 and 2-15184, filed with the Commission on or about December 17, 1997 and is hereby incorporated by reference and made a part of this Registration Statement.

         13.(i) Amendment No. 3 to the Credit Agreement - filed as Exhibit 9.(h) in Part C, Item 24(b) of Post-Effective Amendment No. 99 to the Registration Statement on Form N-1A of Liberty Funds Trust III (formerly Colonial Trust III), Registration Nos. 811-881 and 2-15184, filed with the Commission on or about December 17, 1997 and is hereby incorporated by reference and made a part of this Registration Statement.

         13.(j) Amendment No. 4 to the Credit Agreement - filed as Exhibit 9.(h) in Part C, Item 24(b) of Post-Effective Amendment No. 102 to the Registration Statement on Form N-1A of Liberty Funds Trust III (formerly Colonial Trust III), Registration Nos. 811-881 and 2-15184, filed with the Commission on or about September 17, 1998 and is hereby incorporated by reference and made a part of this Registration Statement.

         13.(k) Form of Administration Agreement is incorporated by reference to the Registrant's Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A, filed with the Commission on or about May 24, 1999.

         14. Consent of Independent Accountants, PricewaterhouseCoopers LLP, will be filed by amendment.

         15.      Not applicable

         16.      Power of Attorney for: Robert J. Birnbaum, Tom Bleasdale, John
                  V. Carberry, Lora S. Collins, James E. Grinnell, Richard W. Lowry, Salvatore Macera, William E. Mayer, James L. Moody, Jr., John J. Neuhauser, Thomas E. Stitzel, Robert L. Sullivan and Anne-Lee Verville is incorporated herein by reference to
                  Exhibit 18.(a) to Post-Effective Amendment No. 50 to the Registration Statement on Form N-1A of Liberty Funds Trust IV, Registration Nos. 2-62492 and 811-2865, filed with the Commission on November 9, 1998.

         17.      Form of Proxy is filed herewith.

Item 17.  Undertakings.

         1. The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

         2. The undersigned Registrant agrees that every prospectus that is filed under paragraph 1 above will be filed as a part of an amendment to this Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                     NOTICE

A copy of the Agreement and Declaration of Trust of Liberty Funds Trust VI (Trust), as amended, is on file with the Secretary of The Commonwealth of Massachusetts and notice is hereby given that this Registration Statement has been executed on behalf of the Trust by officers of the Trust as officers and by its Trustees as trustees and not individually, and the obligations of or arising out of this Registration Statement are not binding upon any of the Trustees, officers or shareholders of the Trust individually but are binding only upon the assets and property of the Trust.

                                SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the City of Boston and Commonwealth of Massachusetts, on the 28th day of May, 1999.

                           LIBERTY FUNDS TRUST VI (formerly Colonial Trust VI)

                           By:    /s/ STEPHEN E. GIBSON
                                      Stephen E. Gibson
                                      President


As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

SIGNATURE                                 TITLE                                         DATE

/s/ STEPHEN E. GIBSON                     President (chief executive officer)           May 28, 1999
Stephen E. Gibson


/s/ TIMOTHY J. JACOBY                     Treasurer and Chief Financial
Timothy J. Jacoby                         Officer (principal financial officer)         May 28, 1999


/s/ J. KEVIN CONNAUGHTON                  Controller and Chief Accounting               May 28, 1999
J. Kevin Connaughton                      Officer (principal accounting officer)


/s/ ROBERT J. BIRNBAUM*                   Trustee                                       May 28, 1999
Robert J. Birnbaum

/s/ TOM BLEASDALE*                        Trustee                                       May 28, 1999
Tom Bleasdale

/s/ JOHN V. CARBERRY*                     Trustee                                       May 28, 1999
John V. Carberry

/s/ LORA S. COLLINS*                      Trustee                                       May 28, 1999
Lora S. Collins

/s/ JAMES E. GRINNELL*                    Trustee                                       May 28, 1999
James E. Grinnell

/s/ RICHARD W. LOWRY*                     Trustee                                       May 28, 1999
Richard W. Lowry

/s/ SALVATORE MACERA*                     Trustee                                       May 28, 1999
Salvatore Macera

/s/ WILLIAM E. MAYER*                     Trustee                                       May 28, 1999
William E. Mayer

/s/ JAMES L. MOODY, JR.*                  Trustee                                       May 28, 1999
James L. Moody, Jr.

/s/ JOHN J. NEUHAUSER*                    Trustee                                       May 28, 1999
John J. Neuhauser

/s/ THOMAS E. STITZEL*                    Trustee                                       May 28, 1999
Thomas E. Stitzel

/s/ ROBERT L. SULLIVAN*                   Trustee                                       May 28, 1999
Robert L. Sullivan

/s/ Anne-Lee Verville*                    Trustee                                       May 28, 1999
Anne-Lee Verville

/s/ SUZAN M. BARRON                                                                     May 28, 1999
*/Suzan M. Barron
Attorney-in-fact for each trustee

                                  EXHIBIT INDEX


         17.      Form of Proxy